As filed with the Securities and Exchange	Registration No. 333-134760
Commission on April 9, 2010	Registration No. 811-02513

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

Post-Effective Amendment No. 8 To
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
and Amendment to
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C of

ING Life Insurance and Annuity Company

One Orange Way, Windsor, Connecticut 06095-4774

Depositor’s Telephone Number, including Area Code: (860) 580-2831

Michael A. Pignatella, Counsel
ING US Legal Services
One Orange Way, C1S, Windsor, Connecticut 06095-4774
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b) of Rule 485

X on April 30, 2010 pursuant to paragraph (b) of Rule 485

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium, Group, Deferred Combination Variable and
Fixed Annuity Contracts

PART A

ING Life Insurance and Annuity Company
and its
Variable Annuity Account C

University of Texas System Retirement Programs

Supplement dated April 30, 2010 to the Contract Prospectus
and Contract Prospectus Summary, each dated April 30, 2010

The following information updates and amends certain information contained in your variable annuity Contract
Prospectus and Contract Prospectus Summary. Please read it carefully and keep it with your current Contract
Prospectus and Contract Prospectus Summary for future reference.

1. Effective after the close of business on August 20, 2010, the following Disappearing Portfolios will reorganize into and become part of the following Surviving Portfolios:

Disappearing Portfolios	Surviving Portfolios
ING Baron Asset Portfolio	ING MidCap Opportunities Portfolio
ING Wells Fargo Small Cap Disciplined Portfolio	ING Small Company Portfolio

Accordingly, effective after the close of business on August 20, 2010 investments in the Disappearing Portfolios will automatically become investments in the Surviving Portfolios, as follows:

·	Class S of the ING MidCap Opportunities Portfolio will automatically be added to your contract and all existing account balances invested in the ING Baron Asset Portfolio (S Class) will automatically become investments in the ING MidCap Opportunities Portfolio (Class S).
·	Class S of the ING Small Company Portfolio will automatically be added to your contract and all existing account balances invested in the ING Wells Fargo Small cap Disciplined Portfolio (Class S) will automatically become investments in the ING Small Company Portfolio (Class S).

As a result of the reorganizations, effective after the close of business on August 20, 2010 all references to the
Disappearing Portfolios in the Contract Prospectus and Contract Prospectus Summary are hereby deleted.

2. Unless you provide us with alternative allocation instructions, all future allocations directed to the Disappearing
Portfolios after the date of the reorganization will be automatically allocated to the Surviving Portfolios. You may give us alternative allocation instructions at any time by contacting our Customer Service Center at:

ING
USFS Customer Service
Defined Contribution Administration
P.O. Box 990063
Hartford, CT 06199-0063
1-800-262-3862

See also the Transfers Among Investment Options section of your Contract Prospectus or the Investment
Options section of your Contract Prospectus Summary for further information about making allocation changes. More information about the funds available through your contract, including information about the risks associated with investing in these funds, can be found in the current prospectus and SAI for that fund. You may obtain these documents by contacting us at our Customer Service Center noted above. If you have received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund’s summary prospectus.

X.134760-10	Page 1 of 2	April 2010

3. Effective after the close of business on August 20, 2010, the following information regarding the new funds made available in August as noted above is added to Appendix II - Description of Underlying Funds:

Investment
Fund Name	Adviser/Subadviser	Investment Objective(s)
ING Variable Products Trust –	ING Investments, LLC	Seeks long-term capital
ING MidCap Opportunities		appreciation.
Portfolio	Subadviser: ING Investment
Management Co.
ING Variable Portfolios, Inc. –	ING Investments, LLC	Seeks growth of capital primarily
ING Small Company Portfolio		through investment in a diversified
	Subadviser: ING Investment	portfolio of common stocks of
	Management Co.	companies with smaller market
capitalizations.

Insurance products issued by ING Life Insurance and Annuity Company. Securities offered through ING Financial Advisers,
LLC (Member SIPC), One Orange Way, Windsor, CT 06095-4774, or through other Broker-Dealers with which it has a selling agreement. These companies are wholly owned, indirect subsidiaries of ING Groep N.V. Insurance obligations are the responsibility of each individual company.

X.134760-10	Page 2 of 2	April 2010

ING Life Insurance and Annuity Company
Variable Annuity Account C
UNIVERSITY OF TEXAS SYSTEM RETIREMENT PROGRAMS
CONTRACT PROSPECTUS –APRIL 30, 2010

The Contracts. The contracts described in this prospectus are flexible premium, group, deferred combination variable and fixed annuity contracts issued by ING Life Insurance and Annuity Company (the Company, we, us, our). They are
intended to be used in connection with retirement arrangements qualifying for special treatment under certain sections of the Internal Revenue Code of 1986, as amended (Tax Code), including Tax Code section 403(b) (“403(b) contracts”),
Tax Code section 415(m) (“415(m) contracts”), and Tax Code section 457(b) (“457(b) contracts”). The 403(b) contracts are available as voluntary 403(b) contracts or in connection with a 403(b) optional retirement plan (“403(b) ORP contracts”). The voluntary 403(b) contracts are also available as Roth 403(b) contracts. There are two versions of the contracts available for purchase: the Mentor contract and the Direct contract. The Mentor contract is designed for individuals who want help determining amounts to save and who desire education regarding their retirement plan program, and is available for enrollment through a sales representative. The Direct contract is designed for individuals who prefer group education sessions and is available for direct enrollment by participants.

Why Reading this Prospectus Is Important. This prospectus contains facts about the contract and its investment options that you should know before purchasing. This information will help you decide if the contract is right for you. Please read this prospectus carefully and keep it for future reference.

You may participate in this contract if you are an employee eligible to participate in one or more of the University of
Texas System Retirement Programs under Tax Code sections 403(b), 415(m), and 457(b).
Investment Options. The contracts offer variable investment options and a fixed option. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options or features may be unavailable through certain contracts and plans, or in some states. Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest option, Fixed Plus Account II, in Appendix I to this prospectus.
Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity
Account C, a separate account of the Company. Each subaccount invests in one of the mutual funds listed on the next page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund.
You do not invest directly in or hold shares of the funds.
Risks Associated with Investing in the Funds. The funds in which the subaccounts invest have various risks.
Information about the risks of investing in the funds is located in the “Investment Options” section on page 10 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.
Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See
“Contract Distribution” for further information about the amount of compensation we pay.
Getting Additional Information. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund’s summary prospectus. You may obtain the April 30, 2010 Statement of Additional Information (SAI) without charge by indicating your request on your enrollment materials, calling the Company at 1-800-262-3862, or writing us at the address referenced under the “Contract Overview - Questions: Contacting the Company” section of the prospectus. You may also obtain a prospectus or an SAI for any of the funds by calling that number. This prospectus, the SAI, and other information about the separate account may be obtained by accessing the Securities and Exchange
Commission (SEC) website, http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Branch. Information on the operations of the SEC Public
Reference Branch may be obtained by calling 1-202-551-8090 or 1-800-SEC-0330, emailing publicinfo@sec.gov, or by writing to the SEC Public Reference Branch, 100 F Street NE, Room 1580, Washington, D.C. 20549. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 333-134760. The SAI table of contents is listed on page 43 of this prospectus. The SAI is incorporated into this prospectus by reference.
Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.
PRO.134760-10

CONTRACT PROSPECTUS – APRIL 30, 2010 (CONTINUED)
The Funds

Alger Green Fund (Class A)(1)	ING Pioneer High Yield Portfolio (I Class)
Amana Growth Fund(1)	ING Pioneer Mid Cap Value Portfolio (Class I)
Amana Income Fund(1)	ING Russell™ Large Cap Growth Index Portfolio (Class S)
American Century Inflation-Adjusted Bond Fund	ING Russell™ Large Cap Index Portfolio (Class I)
(Investor Class)(1)	ING Russell™ Large Cap Value Index Portfolio (Class S)
Ariel Fund(1) (2)	ING Russell™ Mid Cap Growth Index Portfolio (Class S)
Artisan International Fund (Investor Shares)(1)	ING Russell™ Mid Cap Index Portfolio (Class I)
BlackRock Mid Cap Value Opportunities Fund	ING Russell™ Small Cap Index Portfolio (Class I)
(Investor A Shares )(1)	ING Solution Moderate Portfolio (S Class)(3)(5)
Columbia Mid Cap Value Fund (Class A)(1)	ING Solution Growth Portfolio (S Class)(5)
EuroPacific Growth Fund® (Class R-4)(1)	ING Solution Income Portfolio (S Class)(5)
Fidelity® VIP Contrafund® Portfolio (Initial Class)	ING Solution 2015 Portfolio (S Class)(5)
Fidelity® VIP Equity-Income Portfolio (Initial Class)	ING Solution 2025 Portfolio (S Class)(5)
Franklin Small Cap Value Securities Fund (Class 2)	ING Solution 2035 Portfolio (S Class)(5)
Fundamental Investors SM (Class R-4)(1)	ING Solution 2045 Portfolio (S Class)(5)
ING American Century Small-Mid Cap Value Portfolio	ING Solution 2055 Portfolio (S Class)(2)(5)
(S Class)	ING Strategic Allocation Conservative Portfolio (Class I)(5)
ING Artio Foreign Portfolio (Class S)	ING Strategic Allocation Growth Portfolio (Class I)(5)
ING Baron Asset Portfolio (S Class)	ING Strategic Allocation Moderate Portfolio (Class I)(5)
ING Baron Small Cap Growth Portfolio (S Class)	ING T. Rowe Price Capital Appreciation Portfolio
ING BlackRock Large Cap Growth Portfolio (Class S)	(Class S)
ING BlackRock Science and Technology Opportunities	ING T. Rowe Price Diversified Mid Cap Growth Portfolio
Portfolio (Class I)	(I Class)
ING Clarion Global Real Estate Portfolio (Class I)	ING T. Rowe Price Equity Income Portfolio (Class S)
ING Clarion Real Estate Portfolio (Class S)	ING T. Rowe Price Growth Equity Portfolio (I Class)
ING Davis New York Venture Portfolio (S Class)	ING Templeton Foreign Equity Portfolio (S Class)
ING Fidelity® VIP Mid Cap Portfolio (S Class)(4)	ING UBS U.S. Large Cap Equity Portfolio (I Class)
ING FMRSM Diversified Mid Cap Portfolio (Class S)*	ING U.S. Bond Index Portfolio (Class I)
ING Growth and Income Portfolio (Class S)	ING Van Kampen Comstock Portfolio (S Class)
ING Index Plus LargeCap Portfolio (Class I)	ING Van Kampen Growth and Income Portfolio (Class S)
ING Index Plus MidCap Portfolio (Class I)	ING Wells Fargo Health Care Portfolio (Class S)(3)
ING Index Plus SmallCap Portfolio (Class I)	ING Wells Fargo Omega Growth Portfolio (Class S) (3)
ING Intermediate Bond Portfolio (Class I)	ING Wells Fargo Small Cap Disciplined Portfolio (Class S)
ING International Index Portfolio (Class I)	Invesco Mid Cap Core Equity Fund (Class A)(1) (3)
ING International Value Portfolio (Class I)	Lazard U.S. Mid Cap Equity Portfolio (Open Shares)(1)
ING Janus Contrarian Portfolio (Class S)	Loomis Sayles Small Cap Value Fund (Retail Class)(1)
ING JPMorgan Small Cap Core Equity Portfolio (Class S)	New Perspective Fund® (Class R-4)(1)
ING Legg Mason ClearBridge Aggressive Growth Portfolio	Oppenheimer Developing Markets Fund (Class A)(1)
(I Class)(3)	Pax World Balanced Fund (Individual Investor Class)(1)
ING Marsico Growth Portfolio (Class I)	PIMCO VIT Real Return Portfolio (Administrative Class)
ING Marsico International Opportunities Portfolio (Class S)	Pioneer Emerging Markets VCT Portfolio (Class I)
ING MFS Utilities Portfolio (Class S)	RiverSource Diversified Equity Income Fund (Class R4)(1)
ING Money Market Portfolio (Class I)	SMALLCAP World Fund® (Class R4)(1)
ING Oppenheimer Global Portfolio (I Class)	Templeton Global Bond Fund (Class A)(1)
ING Oppenheimer Global Strategic Income Portfolio	The Bond Fund of AmericaSM (Class R-4)(1)
(I Class) (3)	The Growth Fund of America® (Class R-4)(1)
ING PIMCO High Yield Portfolio (Class S)	Wanger International
ING Pioneer Equity Income Portfolio (Class I)	Wanger Select
ING Pioneer Fund Portfolio (Class I)	Wanger USA

SM

* FMR is a service mark of Fidelity Management & Research Company.

1 This fund is available to the general public. See “Investment Options -Additional Risks of Investing in the Funds.”

2 This fund is scheduled to be available on May 10, 2010.

3 This fund has changed its name to the name listed above. See Appendix II – Description of Underlying Funds for a complete list of former and current fund names.

4 This fund is structured as a “master-feeder” fund, which invests directly in the shares of an underlying fund. See “Fees-Fund Fees and Expenses” for additional information.

5 These funds are structured as fund of funds that invest directly in shares of underlying funds. See “Fees – Fund Fees and Expenses” for additional information.

PRO.134760-10 2

TABLE OF CONTENTS

Contract Overview:	4

Who’s Who	4
The Contract and Your Retirement Plan	4
Questions: Contacting the Company (sidebar)	4
Sending Form and Written Requests in Good Order (sidebar)	4
Contract Facts	5
Contract Phases: The Accumulation Phase, The Income Phase	5

Fee Table	6
Condensed Financial Information	8
Variable Annuity Account C	8
The Company	9
Investment Options	10
Transfers Among Investment Options	12
Contract Purchase and Participation	15
Contract Ownership and Rights	17
Right to Cancel	17
Fees	18
Your Account Value	21
Withdrawals	23
Loans	24
Systematic Distribution Options	25
Death Benefit	26
The Income Phase	27
Contract Distribution	30
Tax Considerations	33
Other Topics	40
Performance Reporting – Voting Rights – Contract Modifications – Legal Matters and
Proceedings – Payment Delay or Suspension – Transfers, Assignments or Exchanges of a
Contract – Account Termination – Intent to Confirm Quarterly
Contents of the Statement of Additional Information	43
Appendix I – Fixed Plus Account II	44
Appendix II – Description of Underlying Funds	47
Appendix III – Participant Appointment of Employer as Agent Under an Annuity Contract	57
Appendix IV – Condensed Financial Information	CFI - 1

PRO.134760-10

Contract Overview
Questions: Contacting the
Company. Contact your	The following is intended as a summary. Please read each section of this
local representative or write	prospectus for additional information.
or call the Company:

ING	Who’s Who
USFS Customer Service

Defined Contribution	You (the participant): The individual who participates in the contract through
Administration
P.O. Box 990063	a retirement plan.

Hartford, CT 06199-0063	Plan Sponsor: The sponsor of your retirement plan. Generally, your employer.

1-800-262-3862	Contract Holder: The person or entity to whom we issue the contract.
Generally, the plan sponsor or a trust. We may also refer to the contract holder
Sending Forms and	as the contract owner.
Written Requests in Good
Order.	We (the Company): ING Life Insurance and Annuity Company. We issue the contract.
If you are writing to change
your beneficiary, request a	For greater detail, please review “Contract Ownership and Rights” and
withdrawal, or for any other	“Contract Purchase and Participation.”
purpose, contact your local
representative or the
Company to learn what

information is required in	The Contract and Your Retirement Plan
order for the request to be in
“good order.” By contacting
us, we can provide you with
the appropriate	Retirement Plan (plan): A plan sponsor has established a plan for you. This
administrative form for your	contract is offered as a funding option for that plan. We are not a party to the
requested transaction.	plan.

Generally, a request is	Plan Type: We refer to the plan by the Tax Code section under which it
considered to be in “good	qualifies. For example: a “403(b) plan” is a plan that qualifies for tax treatment
order” when it is signed,	under Tax Code section 403(b). To learn which Tax Code section applies to
dated and made with such	your plan, contact your plan sponsor, your local representative or the Company.
clarity and completeness that
we are not required to	Use of an Annuity Contract in your Plan: Under the federal tax laws,
exercise any discretion in	earnings on amounts held in annuity contracts are generally not taxed until they
carrying it out.	are withdrawn. However, in the case of a qualified retirement account (such as a 403(b), Roth 403(b), 415(m), or 457(b) plan), an annuity contract is not
We can only act upon written	necessary to obtain this favorable tax treatment and does not provide any tax
requests that are received in	benefits beyond the deferral already available to the tax qualified account itself.
Annuities do provide other features and benefits (such as a guaranteed death
good order.	benefit under some contracts or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See “Contract
Purchase and Participation.”

Contract Rights: Rights under the contract and who may exercise those rights may vary by plan type. Also, while the contract may reserve certain rights for the contract holder, the contract holder may permit you to exercise those rights through the plan.

PRO.134760-10	4

Contract Facts

Free Look/Right to Cancel: Contract holders may cancel the contract no later than 10 days after they receive the contract (or a longer period if required by state law). Participants in 403(b) and Roth 403(b) plans may cancel their participation in the contract no later than 10 days after they receive evidence of participation in the contract. See
“Right to Cancel.”

Death Benefit: A beneficiary may receive a benefit in the event of your death during both the accumulation and income phases. The availability of a death benefit during the income phase depends upon the income phase payment option selected. The Mentor contract also offers a minimum guaranteed death benefit. See “Death Benefit” and “The
Income Phase.”

Withdrawals: During the accumulation phase, you may, under some plans, withdraw all or part of your account value. Amounts withdrawn may be subject to deductions, tax withholding and Taxation. See
“Withdrawals” and “Tax Considerations.”

Systematic Distribution Options: These options allow you to receive regular payments from your account, while retaining the account in the accumulation phase. See “Systematic Distribution Options.”

Fees: Certain fees may be deducted from your account value. See “Fee Table” and “Fees.”

Taxation: Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “Tax Considerations.”

Contract Phases

I. The Accumulation Phase (accumulating retirement benefits)

STEP 1: You or the contract holder provides ING Life		Payments to
Insurance and Annuity Company with your completed		Your Account
enrollment materials.		Step 1 ||
ING Life Insurance and Annuity Company
According to the plan, we set up one or more accounts for you.	(a) ||	Step 2	(b) ||
We may set up account(s) for employer contributions and/or
for contributions from your salary.		Variable Annuity
	Fixed		Account C
STEP 2: The contract holder, or you if permitted by your	Interest
plan, directs us to invest your account dollars in any of the	Option	Variable Investment
following:			Options

(a) Fixed Interest Option; or		The Subaccounts
(b) Variable Investment Options. (The variable investment		A	B	Etc.
options are the subaccounts of Variable Annuity Account		|| Step 3 ||
C. Each one invests in a specific mutual fund.)		Mutual	Mutual	Etc.
		Fund A	Fund B

STEP 3: The subaccount(s) selected purchases shares of its corresponding fund.

II. The Income Phase (receiving income phase payments from your contract)

The contract offers several payment options. See “The Income Phase.” In general, you may:

>	Receive income phase payments over a lifetime or for a specified period;
>	Receive income phase payments monthly, quarterly, semi-annually or annually;
> Select an option that provides a death benefit to beneficiaries; and
>	Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.

PRO.134760-10 5

Fee Table
In this Section:
The following table describes the fees and expenses that you will pay when
>	Contract Holder	buying, owning, and withdrawing from your contract. The first table
	Transaction Expenses	describes the fees and expenses that you will pay at the time that you buy the
>	Separate Account	contract, withdraw from the contract, take a loan from the contract or
	Annual Expenses	transfer cash value between investment options. Under these contracts you
>	Total Annual Fund	will not pay any fees and expenses when you buy the contract, withdraw
	Operating Expenses	from the contract, or transfer between investment options. State premium
>	Hypothetical Examples	taxes may also be deducted.* See “The Income Phase” for fees that may
>	Fees Deducted by the	apply after you begin receiving payments under the contract, including a
	Funds	mortality and expense risk charge during the income phase of 1.25%.
See the “Fees”		Contract Holder Transaction Expenses
section for:		Loan Interest Rate Spread (per annum) (1)	3.0%
>	How, When and Why
Fees are Deducted
>	Redemption Fees	(1) This is the difference between the rate applied and rate credited on loans under your contract.
Currently the loan interest rate spread is 2.5% per annum; however we reserve the right to apply a
>	Premium and Other	spread of up to 3.0% per annum.
Taxes
For example, if the current credited interest rate is 6.0%, the amount of interest applied to the contract would be 3.5%; the 2.5% loan interest rate spread is retained by the Company. See
“Loans."

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.
Separate Account Annual Expenses
(as a percentage of average account value)
Mortality and Expense Risk Charge
Direct Contracts…………………… …… ……0.00%
		Mentor Contracts	0.50%

*State premium taxes (which currently range from 0% to 4% of premium payments) may apply, but are not reflected in the fee tables or examples. The state of Texas currently assesses a tax on the Company of up to .04% of amounts applied to an income phase payment option by residents of Texas. Although we do not currently deduct this charge from participant accounts, we reserve the right to do so. See “Fees - Premium and Other Taxes.”

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contracts. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

		Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that
are deducted from fund assets, including management fees		0.37%	1.87%
and other expenses)

PRO.134760-10		6

Hypothetical Examples
1. Mentor Contracts. The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include separate account annual expenses and fund fees and expenses.

Example 1: The following Example assumes that you invest $10,000 in the contract for the time periods indicated.
The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$240	$739	$1,265	$2,706

Example 2: The following Example assumes that you invest $10,000 in the contract for the time periods indicated.
The Example also assumes that your investment has a 5% return each year and assumes the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$89	$278	$482	$1,073

2. Direct Contracts. The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include fund fees and expenses. There is no mortality and expense risk charge under the Direct contracts.

Example 1: The following Example assumes that you invest $10,000 in the contract for the time periods indicated.
The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$190	$588	$1,011	$2,190

Example 2: The following Example assumes that you invest $10,000 in the contract for the time periods indicated.
The Example also assumes that your investment has a 5% return each year and assumes the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$38	$119	$208	$468

PRO.134760-10		7

Fees Deducted by the Funds

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. See the “Fees” section of this prospectus, and the fund prospectuses, for further information. Fund fees are one factor that impact the value of a fund share. To learn about additional factors, refer to the fund prospectuses.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The
Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds’ affiliates. These additional payments may also be used by the
Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the
Company and do not increase, directly or indirectly, the fund fees and expenses. See “Fees – Fund Fees and
Expenses” for additional information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. See “Fees – Fund Fees and Expenses” for additional information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

Condensed Financial Information

Understanding Condensed Financial Information. In Appendix IV, we provide condensed financial information about the Variable Annuity Account C subaccounts available under the contracts. These tables show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contracts.

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account C and the consolidated financial statements and the related notes to financial statements for ING Life Insurance and Annuity
Company are located in the Statement of Additional Information.

Variable Annuity Account C

We established Variable Annuity Account C (the separate account) in 1976 as a continuation of the separate account of Aetna Variable Annuity Life Insurance Company established in 1974 under Arkansas law. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the “40 Act”). It also meets the definition of
“separate account” under the federal securities laws.

The separate account is divided into “subaccounts.” Each subaccount invests directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of ING Life Insurance and Annuity
Company. All obligations arising under the contracts are obligations of ING Life Insurance and Annuity Company.

PRO.134760-10

The Company

ING Life Insurance and Annuity Company (the Company, we, us, our) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. We are a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable
Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas
life insurance company organized in 1954). Prior to January 1, 2002, the Company was known as Aetna Life
Insurance and Annuity Company.
As part of a restructuring plan approved by the European Commission, ING Groep N.V. has agreed to separate its banking and insurance businesses by 2013. ING Groep N.V. intends to achieve this separation over the next four years by divestment of its insurance and investment management operations, including the Company. ING Groep
N.V. has announced that it will explore all options for implementing the separation including initial public offerings, sales or a combination thereof.
We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:

One Orange Way
Windsor, Connecticut 06095-4774

Regulatory Developments - the Company and the Industry. As with many financial services companies, the
Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.
Insurance and Retirement Plan Products and Other Regulatory Matters. Federal and state regulators and self-
regulatory agencies are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); product administrative issues; and disclosure. The
Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and have cooperated and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company.
These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees

PRO.134760-10

of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission
(“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

Action has been or may be taken with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on
ING or ING’s U.S. based operations, including the Company.
Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-
regulatory authorities, including state insurance regulators, state securities administrators, the SEC, the Financial
Industry Regulatory Authority (“FINRA”), the Department of Labor and the Internal Revenue Service (“IRS”). For
example, U.S. federal income tax law imposes certain requirements relating to product design, administration and investments that are conditions for beneficial tax treatment of such products under the Tax Code. See TAX
CONSIDERATIONS for further discussion of some of these requirements. Failure to administer certain product features could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties imposed by a particular governmental or self regulatory authority and unanticipated claims and costs associated with remedying such failure. Additionally, such failure could harm the Company’s reputation, interrupt the Company’s operations or adversely impact profitability.
Investment Options

The contracts offer variable investment options and a fixed interest option. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity
Account C. Each subaccount invests in a specific mutual fund. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

  Mutual Fund (fund) Descriptions: We provide brief descriptions of the funds in Appendix II. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained free of charge from our administrative service center at the address and phone number listed in “Contract Overview – Questions: Contacting the Company,” by accessing the SEC’s web site, or by contacting the SEC Public Reference Branch.

Fixed Interest Option. For a description of the Fixed Plus Account II, see Appendix

Selecting Investment Options

• Choose options appropriate for you. For Mentor Contracts, your local representative can help you evaluate which investment options may be appropriate for your financial goals.

• Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

• Be informed. Read this prospectus, the fund prospectuses, Appendix I, and Appendix II.

Limits on Availability of Options. Some subaccounts and the fixed interest option may not be available through certain contracts and plans or in some states. For example, some subaccounts may be unavailable in a particular state due to state law limits on total aggregate charges. We may add, withdraw or substitute funds, subject to the conditions in your contract and compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the one it replaced.

PRO.134760-10

Reinvestment. The funds described in this prospectus have, as a policy, the distribution of income, dividends and capital gains. There is, however, an automatic reinvestment of such distributions under the contracts described in this prospectus.

Additional Risks of Investing in the Funds

Insurance-Dedicated Funds (Mixed and Shared Funding). Most of the funds described in this prospectus are available only to insurance companies for their variable contracts (or directly to certain retirement plans, as allowed by the Tax Code.) Such funds are often referred to as “insurance-dedicated funds,” and are used for “mixed” and
“shared” funding.

“Mixed funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared Funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

> Mixed - bought for annuities and life insurance.
> Shared - bought by more than one company.

Public Funds. The following funds, which the subaccounts buy for variable annuity contracts, are also available to the general public:
Alger Green Fund	Lazard U.S. Mid Cap Equity Portfolio
Amana Growth Fund	Loomis Sayles Small Cap Value Fund
Amana Income Fund	New Perspective FundÒ
American Century Inflation-Adjusted Bond Fund	Oppenheimer Developing Markets Fund
Ariel Fund	Pax World Balanced Fund
Artisan International Fund	RiverSource Diversified Equity Income Fund
BlackRock Mid Cap Value Opportunities Fund	SMALLCAP World Fund®
Columbia Mid Cap Value Fund	Templeton Global Bond Fund
EuroPacific Growth FundÒ	The Bond Fund of AmericaSM
Fundamental InvestorsSM	The Growth Fund of AmericaÒ
Invesco Mid Cap Core Equity Fund
See “Tax Considerations – Section 403(b) and Roth 403(b) Tax-Deferred Annuities” for a discussion of investing in one of the public funds under a 403(b) annuity contract.

Possible Conflicts of Interest. With respect to the insurance-dedicated funds and the public funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each insurance-
dedicated fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken to address such conflicts. With respect to both the public funds and the insurance-dedicated funds, in the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Variable Annuity Account C from participation in the funds that are involved in the conflict.

PRO.134760-10	11

Transfers Among Investment Options

During the accumulation phase and the income phase the contract holder, or you, if permitted by the plan, may transfer amounts among the available subaccounts. Transfers from the Fixed Plus Account II are restricted as outlined in Appendix I and the contract.

Transfer Requests. Subject to limits on frequent or disruptive transfers, transfer requests may be made in writing, by telephone, or, where available, electronically, as well as under the dollar cost averaging and automatic reallocation programs. Transfers must be made in accordance with the terms of the contracts.

Value of Your Transferred Dollars. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at our administrative service center at the address listed in “Contract Overview – Questions: Contacting the Company” or, if you are
participating in the dollar cost averaging or automatic reallocation programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transactions: Security Measures. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, Internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and contract information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

  Increased trading and transaction costs;
  Forced and unplanned portfolio turnover;
  Lost opportunity costs; and
  Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners and participants.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

  Meets or exceeds our current definition of Excessive Trading, as defined below; or
  Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products.

We currently define Excessive Trading as:

  More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or
  Six round-trips involving the same fund within a rolling twelve month period.

PRO.134760-10

The following transactions are excluded when determining whether trading activity is excessive:

  Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
  Transfers associated with scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;
  Purchases and sales of fund shares in the amount of $5,000 or less;
  Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
  Transactions initiated by us, another member of the ING family of companies, or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice
Response Unit (VRU), telephone calls to the ING Customer Service Center, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic
Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic
Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

PRO.134760-10

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our
Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners, participants, and fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners and participants or, as applicable, to all contract owners and participants investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted
above.

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of companies, either by prospectus or stated
policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations
(which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner and participant trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner and participant transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner and participant transactions, this information may include personal contract owner and participant information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner or participant’s transactions if the fund determines that the contract owner or participant has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or account value to the fund or all funds within the fund family.

The Dollar Cost Averaging Program. The contracts may provide you with the opportunity to participate in our dollar cost averaging program. Dollar cost averaging is a system for investing whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program. To obtain an application form or additional information about this program, contact your sales representative or call us at the number listed in
“Contract Overview – Questions: Contacting the Company.”

We reserve the right to discontinue, modify or suspend the dollar cost averaging program. Dollar cost averaging is not available if you are participating in the account rebalancing program. Subaccount reallocations or changes outside of the dollar cost averaging program may affect the program. Changes such as fund mergers, substitutions, or closures may also affect the program.

PRO.134760-10

The Automatic Reallocation Program (Account Rebalancing). The contracts may provide you with the ability to participate in account rebalancing. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected by reallocating account values from the subaccounts that have increased in value to those subaccounts that have declined in value or increased in value at a slower rate. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is currently no additional charge for this program. To obtain an application form or additional information about this program, contact your sales representative or call us at the number listed in “Contract Overview – Questions: Contacting the Company.”

Account rebalancing is not available if you are participating in the dollar cost averaging program. Subaccount reallocations or changes outside of the account rebalancing program may affect the program. Changes such as fund mergers, substitutions, or closures may also affect the program.

Contract Purchase and Participation
Valuation Date: Any day that
Available Contracts. The contracts available for purchase are group deferred	the New York Stock Exchange
annuity contracts that the Company offers in connection with plans established	is open for trading.
under Tax Code sections 403(b) (including Roth 403(b)), 415(m), and 457(b)).
They are designed to fund the University of Texas System Retirement
Programs.

When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

Purchasing the Contract. The contract holder may purchase a contract from us by completing an application and submitting it to us. Upon our approval we will issue a contract to the contract holder.

Participating in the Contract.

1.	We provide you with enrollment materials for completion and return to us.
2.	If your enrollment materials are complete and in good order, we establish one or more accounts for you. We may establish an employee account for contributions from your salary and an employer account for employer contributions. We may also establish Roth 403(b) accounts.

Methods of Purchase Payment. The contract may allow one or more of the following purchase payment methods:

>	Lump sum payments: A one time payment to your account in the form of a transfer from a previous plan;
and/or
>	Installment payments: More than one payment made over time to your account.

Contributions to Roth 403(b) accounts must be made by after-tax salary reduction, exchange, or rollover payments paid to us on your behalf, as permitted by the Tax Code. Under some contracts, we will place the different types of payments in distinct accounts, including Roth 403(b) accounts.

Acceptance or Rejection of Your Application. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder. If we agree to do this, we will deposit the purchase payments in the ING
Money Market Portfolio subaccount until the forms are completed (or for a maximum of 105 days). If we reject the application or enrollment, we will return the forms and any purchase payments. You will be entitled to the investment experience for amounts that we deposit in the ING Money Market Portfolio during this period, whether we accept or reject your application.

PRO.134760-10	15

Allocating Purchase Payments. The contract holder or you, if the contract holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally, you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. See “Investment Options” and “Transfers Among Investment Options.”

Tax Code Restrictions. The Tax Code places some limitations on contributions to your account. See “Tax Considerations.”

Factors to Consider in the Purchase Decision. The decision to purchase or participate in a contract should be discussed with your financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative (for Mentor contracts), you consider an investment in the contract. You should pay attention to the following issues, among others:

1)	Long-Term Investment – These contracts are long-term investments, and are typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan, or may expose you to tax penalties. The value of deferred Taxation on earnings grows with the amount of time funds are left in a contract. You should not participate in a contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½.
2)	Investment Risk – The value of investment options available under the contracts may fluctuate with the markets and interest rates. You should not participate in a contract in order to invest in these options if you cannot risk getting back less money than you put in.
3)	Features and Fees – The fees for these contracts reflect costs associated with the features and benefits they provide. As you consider a contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.
4)	Exchanges – Replacing an existing insurance contract with this contract may not be beneficial to you. If a contract will be a replacement for another annuity contract you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under the contract. You should consider whether these additional benefits justify any increased charges that might apply under these contracts. Also, be sure to talk to your financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Other Products. We and our affiliates offer various other products with different features and terms than these contracts, which may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your registered representative. Not all alternative options may be available under your plan.

PRO.134760-10

Contract Ownership and Rights

Who Owns the Contract? The contract holder. This is the person or entity to whom we issue the contract.

Who Owns Money Accumulated Under the Contract?

  Under Governmental 457(b) Plans. The Tax Code requires that 457(b) plan assets of governmental employers be held in trust for the exclusive benefit of you and your beneficiaries. An annuity contract satisfies the trust requirement of the Tax Code.
  Under 415(m), 403(b), and Roth 403(b) Plans. Under the contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account to the extent you are vested as interpreted by the contract holder.

Who Holds Rights Under the Contract?

  Under the 457(b) contracts, 415(m) contracts, and 403(b) ORP contracts, the contract holder holds all rights under the contract, during all phases of the contract. The contract holder may permit you to exercise some of those rights. For example, the contract holder may allow you to choose investment options.
  Under the voluntary 403(b) and Roth 403(b) contracts, you generally hold all rights under the contract during the accumulation and income phases of the contract. However, pursuant to Treasury Department regulations that were generally effective on January 1, 2009, the exercise of certain of these rights may require the consent and approval of the contract holder or its delegate. Upon your death, the contract beneficiary may exercise any remaining rights under the contract.

For additional information about the respective rights of the contract holder and participants, see Appendix III.

Right to Cancel

When and How to Cancel. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within 10 days (or a longer period if required by state law) after the contract holder’s receipt of the contract.

If you wish to cancel participation in the contract and are allowed to do so under the contract and the plan, you must send the document evidencing your participation and a written notice of cancellation to the Company within 10 days after you receive confirmation of your participation in the contract.

Refunds. We will produce a refund not later than seven calendar days after we receive the required documents and written notice in good order at the address listed in “Contract Overview-Questions: Contacting the Company.” The
refund will equal amounts contributed to the contract or account(s), as applicable, plus any earnings or less any losses attributable to the investment options in which amounts were invested. Any mortality and expense risk charges (if any) deducted during the period you held the contract will not be returned. In certain states, including the
State of Texas, we are required to refund contributions. When a refund of contributions is not required, the investor bears any investment risk.

PRO.134760-10

Fees
Types of Fees	The following repeats and adds to information provided in the “Fee Table”
The following fees or	section. Please review both sections for information on fees.
deductions may affect your
contract:

Transaction Fees	I. Transaction Fees
> Redemption Fees
Redemption Fees
Fees Deducted from
Investments in the Separate	Certain funds may deduct redemption fees as a result of withdrawals, transfers,
Account	or other fund transactions you initiate. If applicable, we may deduct the
> Mortality and Expense Risk	amount of any redemption fees imposed by the underlying mutual funds as a
Charge	result of withdrawals, transfers or other fund transactions you initiate.
Redemption fees, if any, are separate and distinct from any transaction charges
Fund Fees and Expenses	or other charges deducted from your account value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.
Premium and Other Taxes

II. Fees Deducted from Investments in the Separate Account

Mortality and Expense Risk Charge

Maximum Amount. For Mentor contracts, the amount of this charge, on an annual basis, is equal to 0.50% of your account value invested in the subaccounts during the accumulation phase. For Direct contracts, there is no mortality and expense risk charge during the accumulation phase. Under both the Direct contracts and Mentor contracts, the charge is 1.25% annually of your account value invested in the subaccounts during the income phase. See “The
Income Phase.”

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select.

Purpose. This charge compensates us for the mortality and expense risks we assume under the contract.

>	The mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contracts and our funding of the minimum guaranteed death benefit
(Mentor contracts only) and other payments we make to contract holders, participants or beneficiaries of the accounts.
>	The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for these charges is not enough to cover our mortality costs and expenses, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from these charges.

PRO.134760-10	18

III. Fund Fees and Expenses

As shown in the fund prospectuses and described in the “Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract holder services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.
Less expensive share classes of the funds offered through this contract may be available for investment outside of this contract. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

The Company may receive substantial revenue from each of the funds or from the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated funds may also be subadvised by a Company affiliate or by an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the
Company. The Company expects to earn profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Types of Revenue Received from Affiliated Funds

The types of revenues received by the Company from affiliated funds may include:

  A share of the management fee deducted from fund assets;
  Service fees that are deducted from fund assets;
  For certain share classes, compensation paid out of 12b-1 fees that are deducted from fund assets; and
  Other revenues that may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the fund’s management fees.

These revenues may be received as cash payments or according to a variety of financial accounting techniques that are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The Company receives additional amounts related to affiliated funds in the form of intercompany payments from the fund’s investment adviser or the investment adviser’s parent. These intercompany payments provide the Company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

PRO.134760-10

Types of Revenue Received from Unaffiliated Funds

Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.
The types of revenues received by the Company or its affiliates from unaffiliated funds include:

  For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets; and
  Additional payments for administrative, recordkeeping or other services which we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund prospectus. These additional payments may be used by us to finance distribution of the contract.

These revenues are received as cash payments, and if the unaffiliated fund families currently offered through the contract that made cash payments to us were individually ranked according to the total amount they paid to the
Company or its affiliates in 2009, in connection with the registered variable annuity contracts issued by the
Company, that ranking would be as follows:

1.	Fidelity Investments®	10. American Century Investments
2.	American FundsSM	11. Amana Funds
3.	Franklin® Templeton® Investments	12. RiverSource Investments, LLC
4.	PIMCO Funds	13. Loomis Sayles Funds
5.	OppenheimerFunds, Inc.	14. Ariel Mutual Funds
6.	Columbia Wanger Asset Management	15. Artisan Funds
7.	PAX World Funds	16. Lazard Funds, Inc.
8.	Invesco AIM Investments	17. Alger Funds
9.	Pioneer Investments	18. BlackRock, Inc.

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the Company or its affiliates in 2009, the affiliated funds would be first on the list.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See also “Contract Distribution.”

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in
Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to: co-branded marketing materials; targeted marketing sales opportunities; training opportunities at meetings; training modules for sales personnel; and opportunities to host due diligence meetings for representatives and wholesalers.

PRO.134760-10

Certain funds may be structured as “fund of funds” or “Master-Feeder” funds. These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. These funds are identified in the investment option list on the front of this prospectus.
IV. Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon your state of residence at the time that we deduct the charge.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the contract at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments. The state of Texas currently assesses a tax on the Company of up to .04% of amounts applied to an income phase payment option by residents of
Texas. Although we do not currently deduct this charge from participant accounts, we reserve the right to do so.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account.
See “Tax Considerations.”

Your Account Value

During the accumulation phase, your account value at any given time equals:

>	Account dollars directed to the fixed interest options, including interest earnings to date;
>	Less any deductions from the fixed interest options (e.g., withdrawals, fees);
>	Plus the current dollar value of amounts held in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts.

Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in
“accumulation units” of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “accumulation unit value,” as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses and the mortality and expense risk charges. We discuss these deductions in more detail in “Fee Table” and “Fees.”

Valuation. We determine the AUV every normal business day that the New York Stock Exchange (NYSE) is open, after the close of the NYSE (normally at 4:00 p.m. Eastern Time). At that time we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

PRO.134760-10

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

>	The net assets of the fund held by the subaccount as of the current valuation; minus
>	The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
>	Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
>	The total value of the subaccount’s units at the preceding valuation; minus
>	A daily deduction for the mortality and expense risk charge and any other fees deducted daily from investments in the separate account (where applicable). See “Fees.”

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration, assume that your initial contribution to your account is
$5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also, assume that on the day we receive the purchase payment, the applicable AUVs after the next close of business of the New York Stock Exchange are
$10 for Subaccount A and $25 for Subaccount B. Your contract is credited with 300 accumulation units of
Subaccount A and 80 accumulation units of Subaccount B.

$5,000 Contribution
Step 1: You make an initial contribution of $5,000.		Step 1 ||

Step 2:	ING Life Insurance and Annuity Company
A. You direct us to invest $3,000 in Fund A. Your dollars		Step 2 ||
purchase 300 accumulation units of Subaccount A	Variable Annuity Account C
($3,000 divided by the current $10 AUV).	Subaccount A	Subaccount B	Etc.
B. You direct us to invest $2,000 in Fund B. Your dollars	300	80
purchase 80 accumulation units of Subaccount B ($2,000	accumulation	accumulation
divided by the current $25 AUV).	units	units

Step 3: The separate account purchases shares of the		Step 3 ||
applicable funds at the then current market value (net asset	Mutual Fund	Mutual Fund
value or NAV).	A		B

Each fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms, as described in “Contract Purchase and Participation.” Subsequent
purchase payments or transfers directed to the subaccounts that we receive in good order by the close of business of the New York Stock Exchange (NYSE) (normally 4 p.m. Eastern Time) will purchase subaccount accumulation units at the AUV computed after the close of the NYSE on that day. The value of subaccounts may vary day to day.

PRO.134760-10 22

Withdrawals
Taxes, Fees and Deductions
Subject to limits on withdrawals from the Fixed Plus Account II and any	Amounts withdrawn may be
applicable retirement plan or Tax Code restrictions (see “Withdrawal	subject to one or more of the
Restrictions” below), the contract holder, or you, if allowed by the plan, may	following:
withdraw all or a portion of your account value at any time during the	> Redemption Fees (see
accumulation phase.	“Fees-Redemption Fees”)
> Tax Penalty (see “Tax
Steps for Making a Withdrawal. The contract holder or you, if allowed by	Considerations”)
the plan, must:	> Tax Withholding (see
“Tax Considerations”)
> Select the withdrawal amount. You must properly complete a
disbursement form and deliver it to our administrative service center at the	To determine which may apply
address listed in “Contract Overview – Questions: Contacting the	to you, refer to the appropriate
Company.”	sections of this prospectus,
contact your sales
(1) Partial Withdrawals: You may request a withdrawal of either:	representative or call us at the
number listed in “Contract
· A gross amount, in which case the required taxes (and redemption	Overview – Questions:
fees, if applicable) will be deducted from the gross amount requested;	Contacting the Company.”
or
· A specific amount after deduction of the applicable taxes (and redemption fees, if applicable).

The amount available from the Fixed Plus Account II may be limited. For a description of limitations on withdrawals from the Fixed Plus Account II, see
Appendix I.

Unless otherwise agreed to by us, we will withdraw dollars in the same proportion as the values you hold in the investment options in which you have an account value.

(2) Full Withdrawals: You will receive, reduced by any required tax (and redemption fees, if applicable), your account value allocated to the subaccounts, plus the amount available for withdrawal from the Fixed
Plus Account II.

Calculation of Your Withdrawal. We determine your account value as of the close of trading on the New York
Stock Exchange (NYSE) (normally 4:00 p.m. Eastern Time) every day that the NYSE is open for trading. We pay withdrawal amounts based on your account value determined that day if a withdrawal request is received in good order at our administrative service center before the close of trading on the NYSE. The payment will be based on account value determined on the next valuation date if a request is received in good order at our administrative service center after the close of trading on the NYSE.

Delivery of Payment. Payments for withdrawal requests received in good order will be made in accordance with
SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly-completed disbursement form. No interest will accrue on amounts represented by uncashed withdrawal checks.

PRO.134760-10 23

Reinstatement Privilege (Not Available Under 415(m) Plans). The contracts allow a one-time use of a reinstatement privilege. Within 30 days after a full withdrawal, if allowed by law, you may elect to reinvest all or a portion of your withdrawal. We must receive any reinvested amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinvestment election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal. We will credit your contract for the amount reinvested based on the subaccount values next computed following our receipt of your request and the amount reinvested.

We will reinvest in the same investment options and proportions in place at the time of the withdrawal. Seek competent advice regarding the tax consequences associated with reinstatement.

Withdrawal Restrictions.

For participants in the voluntary 403(b) contracts, section 403(b)(11) of the Tax Code generally prohibits
withdrawals	under 403(b) contracts prior to your death, disability, attainment of age 59½, severance from
employment,	or financial hardship of the following:
(1)	Salary reduction contributions made after December 31, 1988; and
(2)	Earnings on those contributions and earnings on amounts held before 1989 and credited after December 31, 1988. Income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship.
Other	withdrawals may be allowed as provided for under the Tax Code or regulations.
  Effective January 1, 2009, 403(b) regulations impose restrictions on the distribution of 403(b) employer contributions under certain contracts. See “Taxation of Qualified Contracts – Distributions – 403(b) Plans.”
  The contract generally requires that the contract holder or its delegate certify that you are eligible for the distribution.
  Participants in the Texas 403(b) Optional Retirement Program may not receive any distribution before retirement, except upon reaching age 70½ or terminating employment with Texas public institutions of higher learning. Conditions under which you may exercise the right to withdraw and the right to advance the date on which an income phase payment option is to begin are limited. These restrictions are imposed by reason of the Texas Attorney General’s interpretation of Texas law.

PRO.134760-10

Loans
Availability. Under voluntary 403(b) and 457(b) contracts, you may take out a loan from your account value during the accumulation phase. Loans are not available from Roth 403(b) contracts, 403(b) ORP contracts, or 415(m)
contracts. Loans are only allowed from amounts allocated to certain subaccounts and fixed interest options.
Additional restrictions may apply under the Tax Code, your plan or due to our administrative practices or those of a third party administrator selected by your plan sponsor, and loans may be subject to approval by the plan sponsor or its delegate. We reserve the right not to grant a loan request if the participant has an outstanding loan in default.

Requests. If you are eligible to obtain a loan, you may request one by properly completing the loan request form and submitting it to the address listed in “Contract Overview-Questions: Contacting the Company.” Read the terms of the loan agreement before submitting any request.

Loan Interest. Interest will be applied on loan amounts. The difference between the rate applied and the rate credited on the loans under your contract is currently 2.5% (i.e., a 2.5% loan interest rate spread). We reserve the right to apply a loan interest rate spread of up to 3.0%.

Systematic Distribution Options
Features of a Systematic
Availability of Systematic Distribution Options. These options may be	Distribution Option
exercised at any time during the accumulation phase of the contract. To
exercise one of these options, the account value must meet any minimum	If available under your plan, a
dollar amount and age criteria applicable to that option. To determine what	systematic distribution option
systematic distribution options are available, check with the contract holder or	allows you to receive regular
the Company.	payments from your account
Systematic distribution options currently available under the contract include	without moving into the
the following:	income phase. By remaining in
the accumulation phase, you
> SWO-Systematic Withdrawal Option. SWO is a series of partial	retain certain rights and
withdrawals from your account based on a payment method you select. It	investment flexibility not
is designed for those who want a periodic income while retaining	available during the income
accumulation phase investment flexibility for amounts accumulated under	phase. Because the account
the account. (This option may not be available if you have an outstanding	remains in the accumulation
loan.)	phase, all accumulation phase
charges continue to apply.
> ECO-Estate Conservation Option. ECO also allows you to maintain the account in the accumulation phase and provides periodic payments designed to meet the Tax Code’s required minimum distributions. Under
ECO, the Company calculates the minimum distribution amount required by law (generally at age 70½ or retirement, if later) and pays you that amount once a year.
> LEO-Life Expectancy Option. This option provides for annual payments for a number of years equal to your life expectancy or the expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distributions penalty under Tax Code section 72. See “Tax Considerations.”

> Other Systematic Distribution Options. Other systematic distribution options may be available from time to time. Additional information relating to any of the systematic distribution options may be obtained from your local representative or from the Company.

Availability of Systematic Distribution Options. The Company may
discontinue the availability of one or all of the systematic distribution options at any time, and/or change the terms of future elections.

Electing a Systematic Distribution Option. The contract holder, or you if permitted by the plan, makes the election of a systematic distribution option.
For some contracts, the contract holder must provide the Company with certification that the distribution is in accordance with the terms of the plan.

Terminating a Systematic Distribution Option. Once you elect a systematic distribution option, you may revoke it at any time through a written request to the address listed in “Contract Overview-Questions: Contacting the
Company.” Once revoked, an option may not be elected again until the next calendar year, nor may any other systematic distribution option be elected, unless the Tax Code permits it.

Tax Consequences. Withdrawals received through these options and revocations of elections may have tax consequences. See “Tax
Considerations.”

PRO.134760-10 25

Death Benefit
This section provides		The contract provides a death benefit in the event of your death during the
information about the death		accumulation phase, which is payable to the beneficiary named under the
benefit during the		contract (contract beneficiary).
accumulation phase. For death
benefit information applicable	>	Under the 415(m), 457(b) and 403(b) ORP contracts, the contract holder
to the income phase, see “The		must be named as the contract beneficiary, but may direct that we make
Income Phase.”		any payments to the beneficiary you name under the plan (plan
Terms to Understand:		beneficiary).

Beneficiary(ies): The	>	Under the voluntary 403(b) and Roth 403(b) contracts, you may
person(s) or entity(ies) entitled		generally designate your own contract beneficiary who will normally be
to receive death benefit		your plan beneficiary, as well.
proceeds under the contract.
When is the Death Benefit Payable? During the accumulation phase a death
Claim Date: The date proof		benefit is payable when a participant dies. The value of the death benefit is
of death and the beneficiary’s		determined on the claim date. In addition to the amount of the death benefit,
right to receive the death		some states require we pay interest on amounts invested in the Fixed Plus
benefit and election of a death		Account II, calculated from date of death at a rate specified by state law.
benefit payment option are
received in good order at our		During the Accumulation Phase
administrative service center.
Please contact our		Payment Process
administrative service center to
learn what information is	1.	Following your death, the contract beneficiary (on behalf of the plan
required for a request for		beneficiary, if applicable) must provide the Company with proof of death
payment of the death benefit to		acceptable to us and a payment request in good order.
be in good order.	2.	The payment request should include selection of a benefit payment option.
Generally, a request is
considered to be in “good	3.	Within 7 calendar days after we receive proof of death acceptable to us
order” when it is signed, dated		and payment request in good order at the address listed in “Contract
and made with such clarity and		Overview-Questions: Contacting the Company,” we will mail payment,
completeness that we are not		unless otherwise requested.
required to exercise any
discretion in carrying it out.		Until a death benefit request is in good order and a payment option is selected, account dollars will remain invested as at the time of your death, and no distributions will be made.

Benefit Payment Options. The following payment options are available, if allowed by the Tax Code:

	>	Lump-sum payment;
	>	Payment under an available income phase payment option (see “The
Income Phase-Income Phase Payment Options”); and
	>	Payment under an available systematic distribution option (subject to certain limitations). See “Systematic Distribution Options.”

PRO.134760-10		26

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time through the checkbook without penalty, including accessing the entire benefit at one time. Interest credited on this account may be less than under other settlement options available under the contract, and the Company seeks to make a profit on these accounts.

Death Benefit Amount. For Direct contracts, the death benefit is your account value on the claim date.

The Mentor contracts provide a guaranteed minimum death benefit if the contract beneficiary (on behalf of the plan beneficiary, if applicable) elects a lump-sum distribution or an income phase payment option within six months of your death.

For Mentor contracts, the guaranteed minimum death benefit is the greater of:

a)	Your account value on the claim date; or
b)	The sum of payments (minus any applicable premium tax) made to your contract minus withdrawals made from your contract (including any outstanding loan amount), as of the claim date.


Tax Considerations. The Tax Code requires distribution of death benefit proceeds within a certain period of time. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the timeframe required by the Tax Code. See “Tax Considerations.”

The Income Phase

During the income phase, you receive payments from your accumulated account value.

Initiating Income Phase Payments. At least 30 days prior to the date you want to start receiving income phase payments, the contract holder, or you if permitted by the plan, must notify us in writing of the following:

> > > > > >

Start date;

Income phase payment option (see the income phase payment options table in this section); Income phase payment frequency (i.e., monthly, quarterly, semi-annually or annually); Choice of fixed or variable payments; Selection of an assumed net investment rate (only if variable payments are elected); and

Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

What Affects Income Phase Payments? Some of the factors that may affect income phase payments include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any) selected, and whether you select variable or fixed payments.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. Fixed payments will remain the same over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) selected. The contracts may restrict the subaccounts available, the number of investment options to be selected and how many transfers, if any, are allowed among options during the income phase. For variable payments, an assumed net investment rate must be selected.

PRO.134760-10

Payments from the Fixed Plus Account II. If a nonlifetime income phase payment option is selected, payments from the Fixed Plus Account II may only be made on a fixed basis.

Assumed Net Investment Rate. If you select variable income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3.5% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts you selected.
For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional
Information by calling us. See “Contract Overview-Questions: Contacting the Company.”

Selecting an Increasing Payment. Under certain income phase payment options, if you select fixed payments, you may elect an increase of one, two, or three percent, compounded annually. The higher your percentage, the lower your initial payment will be, while future payments will increase each year at a greater rate. Generally, this feature is not available with cash refund payment options and nonlifetime options.

Charges Deducted. When you select an income payment phase option (one of the options listed in the tables immediately below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to make a profit from this fee, we do not always do so.
For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options.

Required Minimum Payment Amounts. The initial income phase payment or the annual income phase payment total must meet the minimums stated in the contract. If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment option table on the following page. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us in good order and the payment request at the address listed in “Contract Overview-Questions: Contacting the Company.”

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature.
The beneficiary may access death benefit proceeds at any time through the checkbook without penalty, including accessing the entire benefit at one time. Interest credited on this account may be less than under other settlement options available under the contract, and the Company seeks to make a profit on these accounts.

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See “Tax Considerations.”

Income Phase Payment Options
The following tables list the income phase payment options and accompanying death benefits that may be available under the contracts. Some contracts restrict the options and the terms available. Refer to your certificate or check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

PRO.134760-10

Terms used in the Tables:
Annuitant: The person(s) on whose life expectancy the income phase payments are calculated.
Beneficiary: The person designated to receive the death benefit payable under the contract.
Lifetime Income Phase Payment Options

Length of Payments: For as long as the annuitant lives. It is possible that only one
Life Income	payment will be made should the annuitant die prior to the second payment’s due date.
Death Benefit-None: All payments end upon the annuitant’s death.
Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as otherwise specified in the contract.
Life Income-	Death Benefit-Payment to the Beneficiary: If the annuitant dies before we have made
Guaranteed	all the guaranteed payments, we will continue to pay the beneficiary the remaining
Payments*	payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment’s due date.
Life Income-Two	Continuing Payments:
Lives	(a) When you select this option, you choose for 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or
(b) 100% of the payment to continue to the annuitant on the second annuitant’s death, and 50% of the payment to continue to the second annuitant on the annuitant’s death.
Death Benefit-None: All payments end after the death of both annuitants.
Length of Payments: For as long as either annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as otherwise specified in the contract.
Life Income-Two	Continuing Payments: 100% of the payment to continue to the surviving annuitant after
Lives-Guaranteed	the first death.
Payments*	Death Benefit-Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
Life Income-Cash	Length of Payments: For as long as the annuitant lives.
Refund Option	Death Benefit-Payment to the Beneficiary: Following the annuitant’s death, we will
(limited avail-	pay a lump-sum payment equal to the amount originally applied to the payment option
ability fixed	(less any premium tax) and less the total amount of fixed income phase payments paid.
payment only)
Life Income-Two	Length of Payments: For as long as either annuitant lives.
Lives-Cash Refund	Continuing Payment: 100% of the payment to continue after the first death.
Option(limited	Death Benefit-Payment to the Beneficiary: When both annuitants die, we will pay a
availability-fixed	lump-sum payment equal to the amount applied to the income phase payment option
payment only)	(less any premium tax) and less the total amount of fixed income phase payments paid.

* Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.

PRO.134760-10	29

Nonlifetime Income Phase Payment Options

	Length of Payments: Payments will continue for the number of years you choose, based
	on what is available under the contract. For amounts held in the Fixed Plus Account II
	during the accumulation phase, the payment must be on a fixed basis and must be for at
Nonlifetime-	least 5 years. In certain cases, a lump-sum payment may be requested at any time (see
Guaranteed	below).
Payments*	Death Benefit-Payment to the Beneficiary: If the annuitant dies before we make all the
	guaranteed payments, we will continue to pay the beneficiary the remaining payments.
	Unless prohibited by a prior election of the contract holder, the beneficiary may elect to
	receive a lump-sum payment equal to the present value of the remaining guaranteed
	payments. We will not impose any early withdrawal charge.
2
Lump-sum Payment: If the Nonlifetime-Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum.
Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the address listed in “Contract Overview-Questions: Contacting the Company.”
Calculation of Lump-sum Payments: If a lump-sum payment is available to a beneficiary or to you in the income phase payment options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments or the 3.5% or 5% assumed net investment rate for variable payments).

* Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.

Contract Distribution

General. The Company’s subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the Financial Industry Regulatory Authority (“FINRA”)
and the Securities Investor Protection Corporation (“SIPC”). ING Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774.

The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers,
LLC or other broker dealers that have entered into a selling arrangement with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contracts as “distributors.”

All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

The following is a list of broker-dealers that are affiliated with the Company:
1) Directed Services LLC		6)	ING Funds Distributor, LLC
2) ING America Equities, Inc.		7)	ING Investment Advisors, LLC
3) ING Financial Advisers, LLC		8)	ING Investment Management Services LLC
4) ING Financial Markets LLC		9)	ShareBuilder Securities Corporation
5) ING Financial Partners, Inc.		10)	Systematized Benefits Administrators, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract holders or the separate account. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

PRO.134760-10		30

Commission Payments. There is no commission paid in connection with the sale of the Direct contracts. Persons who offer and sell the Mentor contracts may be paid a commission. The commission paid on transferred assets and recurring payments made during the first year of the participant account range up to 4.0%. After the first year of the participant account, renewal commissions up to 0.50% may be paid on recurring payments up to the amount of the previous year’s payments, and commissions of up to 6.0% may be paid on recurring payments in excess of this amount. In addition, the Company may pay an asset based commission ranging up to 0.10%.
Commissions and annual payments, when combined, could exceed 4.0% of total premium payments. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. Under one such program, we may pay additional amounts to distributors in connection with a participant’s increased or re-started contributions and/or the number of participant enrollments completed by a registered representative during a specified time period. These other promotional incentives or payments may not be offered to all distributors, and may be limited only to ING Financial Advisers, LLC and other distributors affiliated with the Company.
We may also enter into special compensation arrangements with certain selling firms based on those firms’
aggregate or anticipated sales of the contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with premium payments received for a limited time period, within the maximum commission rates noted above. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. These special compensation arrangements may also be limited only to ING Financial Advisers, LLC and other distributors affiliated with the Company. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if management personnel meet or exceed goals for sales of the contracts, or if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts, or which may be a flat dollar amount that varies based upon other factors, including management’s ability to meet or exceed service requirements, sell new contracts or retain existing contracts, or sell additional service features such as a common remitting program.

In addition to direct cash compensation for sales of contracts described above, ING Financial Advisers, LLC may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

  Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
  Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;
  Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;
  Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;
  Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and

PRO.134760-10

> Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 selling firms that, during 2009, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received.

1)	SagePoint Financial, Inc.	13)	Cadaret, Grant & Co., Inc.
2)	Symetra Investment Services, Inc.	14)	National Planning Corporation
3)	LPL Financial Corporation	15)	Morgan Keegan and Company, Inc.
4)	ING Financial Partners, Inc.	16)	Multi-Financial Securities Corporation
5)	Financial Network Investment Corporation	17)	Ameritas Investment Corp.
6)	Walnut Street Securities, Inc.®	18)	Huckin Financial Group, Inc.
7)	Lincoln Financial Securities Corporation	19)	Securities America, Inc.
8)	NRP Financial, Inc.	20)	Wells Fargo Advisors, LLC
9)	Valor Insurance Agency Inc.	21)	Northwestern Mutual Investment Services, LLC
10)	NFP Securities, Inc.	22)	McGinn Smith & Co., Inc.
11)	American Portfolios Financial Services, Inc.	23)	Tower Square Securities, Inc.
12)	Lincoln Investment Planning, Inc.	24)	NIA Securites, L.L.C.
		25)	Financial Telesis Inc.
If the amounts paid to ING Financial Advisers, LLC, were included, ING Financial Advisers, LLC would be first on the list.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another Company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your contract are stated in your application materials.

Third Party Compensation Arrangements.

  The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations.
  The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request.
  At the direction of the contract holder, we may make payments to the contract holder, its representatives or third party service providers intended to defray or cover the costs of plan or program related administration.

PRO.134760-10


TAX CONSIDERATIONS
In this Section
I. Introduction
Introduction
The contracts described in this prospectus are designed to be treated as
annuities for U.S. federal income tax purposes. This section discusses our	Qualified Contracts
understanding of current federal income tax laws affecting the contracts. The
U.S. federal income tax treatment of the contracts is complex and sometimes	Possible Changes in Taxation
uncertain. You should keep the following in mind when reading it:

> Your tax position (or the tax position of the designated beneficiary, as	Taxation of the
applicable) may influence the federal taxation of amounts held	Company
or paid out under the contracts;
When consulting a tax adviser,
> Tax laws change. It is possible that a change in the future could affect	be certain that he or she has
contracts issued in the past, including the contracts described in this	expertise in the Tax Code
prospectus.	sections applicable to your tax
concerns.
> This section addresses some, but not all, applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions; and

> No assurance can be given that the Internal Revenue Services (“IRS”)
would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

We do not intend this information to be tax advice. For advice about the effect of federal income tax laws affecting the contracts, state tax laws or any other tax laws affecting the contracts or any transactions involving the contracts, consult a qualified tax adviser. No attempt is made to provide more than general information about the use of the contracts with tax-qualified retirement arrangements.

II. Qualified Contracts
The contracts are available for purchase on a tax-qualified basis (“qualified contracts”).

Qualified contracts are designed for use by individuals and/or employers whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under Tax Code section 457(b) or 403(b) (including Roth 403(b)), as well as qualified governmental excess benefit plans under Tax Code section 415(m).

PRO.134760-10 33

Taxation of Qualified Contracts

General
The tax rules applicable to owners of qualified contracts vary according to the type of qualified contract and the specific terms and conditions of the qualified contract. Qualified contracts are designed for use with Tax
Code section 403(b) (including Roth 403(b)) and 457(b) plans, as well as with qualified governmental excess benefit arrangements under Tax Code section 415(m). (We refer to all of these as “qualified plans.”) The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a qualified contract, or on income phase payments from a qualified contract, depends on the type of qualified contract or program, and your tax position. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from: (i) contributions in excess of specified limits; (ii) distributions before age 59½ (subject to certain exceptions); (iii) distributions that do not conform to specified commencement and minimum distribution rules and (iv) other specified circumstances. Some qualified plans are subject to additional distribution or other requirements that are not incorporated into the contract described in this prospectus.
No attempt is made to provide more than general information about the use of the contracts with qualified plans.
Contract holders, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified plans may be subject to the terms and conditions of the plan themselves, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the language of the contract, unless we consent to be so bound.

Generally, contract holders, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek qualified legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral
Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

Section 403(b) and Roth 403(b) Tax-Deferred Annuities. The contracts are available as Tax Code section 403(b)
tax-deferred annuities. Section 403(b) of the Tax Code allows employees of certain Tax Code section 501(c)(3)
organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement.

The contracts may also be available as a Roth 403(b), as described in Tax Code section 402A, and we may set up accounts for you under the contract for Roth 403(b) contributions. Tax Code section 402A allows employees of public schools and certain Tax Code section 501(c)(3) organizations to contribute after-tax salary contributions to a
Roth 403(b), which provides for tax-free distributions, subject to certain restrictions.

In July 2007, the Treasury Department issued final regulations that were generally effective January 1, 2009. The final regulations include: (i) a written plan requirement; (ii) the ability to terminate a 403(b) plan, which would entitle a participant to a distribution; (iii) the replacement of IRS Revenue Ruling 90-24 with new exchange rules effective September 25, 2007 and requiring information sharing between the 403(b) plan sponsor and/or its delegate and the product provider as well as new plan-to-plan transfer rules (under these new exchange and transfer rules, the
403(b) plan sponsor can elect not to permit exchanges or transfers); and (iv) new distribution rules for 403(b)(1)
annuities that impose withdrawal restrictions on non-salary reduction contribution amounts in addition to salary reduction contribution amounts, as well as other changes.

PRO.134760-10

In addition to being offered as an investment option under the contract, shares of certain funds are also offered for sale directly to the general public. A list of these funds is provided in the “Investment Options” section of this prospectus under the heading “Additional Risks of Investing in the Funds.” In order to qualify for favorable tax treatment under Tax Code section 403(b), a contract must be considered an “annuity.” In Revenue Procedure 99-44, the IRS concluded that it will treat a contract as an annuity for federal income tax purposes under Tax Code section
403(b), notwithstanding that contract premiums are invested at the contract owner’s direction in publicly available securities. This treatment will be available provided no additional tax liability would have been incurred if the contribution was paid into a trust or a custodial account in an arrangement that satisfied the requirements of Tax
Code section 401(a) or 403(b)(7)(A).

We believe that the contracts satisfy the requirements set forth in Revenue Procedure 99-44 and will therefore be treated as an annuity for tax purposes, notwithstanding the fact that investments may be made in publicly available securities. However, the exact nature of the requirements of Revenue Procedure 99-44 is unclear, and you should consider consulting with a qualified tax adviser before electing to invest in a fund that is offered for sale to the general public.

Revenue Procedure 99-44 does not specially address the use of publicly available securities in annuity contracts designed for use as a Roth 403(b). However, we believe that under this analysis such investment should not impact the treatment of such contracts as annuity contracts for purposes of Tax Code section 403(b). You should consider consulting with a qualified tax adviser before electing to invest in a fund that is offered for sale to the general public through one of these contracts.

Section 457(b) Plans. Section 457(b) of the Tax Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities (governmental employers), as well as non-governmental, tax-exempt organizations (non-governmental employers). Generally, participants may specify the form of investment for their deferred compensation account. 457(b) plans of governmental employers are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, an annuity contract is treated as a trust.

415(m) Arrangements. If you participate in the contract through a qualified governmental excess benefit arrangement as defined in Tax Code section 415(m), the amounts provided under the contract may be subject to the same requirements as those applied to Tax Code section 457(b) plans. If the Tax Code section 415(m) arrangement is not designed to meet the requirements of Tax Code section 457(b), then the amounts provided under the contract are taxed in accordance with Tax Code section 451 and are generally taxable when paid or made available to you.
Participation in a 415(m) plan is limited to individuals in qualified retirement plans that have exceeded their annual contribution limits under section 415 of the Tax Code. In general, contributions are limited to 100% of an individual’s compensation, and amounts so contributed may be subject to a substantial risk of forfeiture.
Contributions are generally not includible in a participant’s gross income for federal income tax purposes until paid or otherwise made available. Distributions from a 415(m) are generally not limited by the Tax Code, but are subject to the terms of the plan. There is no 10% premature distribution penalty tax on payments, and required minimum distributions are not applicable. Rollovers of distributions from these plans are not allowed. There is no further information regarding 415(m) arrangements in this prospectus.

Contributions
In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. We provide general information on these requirements for certain plans below. You should consult a qualified tax adviser in connection with contributions to a qualified contract.

403(b) and Roth 403(b) Plans. The total annual contributions by you and your employer (including pre-tax and
Roth 403(b) after-tax contributions) cannot exceed, generally, the lesser of 100% of your compensation or $49,000
(as indexed for 2010). Compensation means your compensation for the year from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g)
and any amounts not includible in gross income under Tax Code sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 403(b) or Roth 403(b) plan to generally no more than $16,500. Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

PRO.134760-10

With the exception of Roth 403(b) contributions, purchase payments to your account(s) will be generally excluded from your gross income. Roth 403(b) salary reduction contributions are made on an after-tax basis.

457(b) Plans. In order to be excludible from gross income for federal income tax purposes, total annual contributions made by you and your employer to a 457(b) plan cannot exceed, generally, the lesser of $16,500 or
100% of your includible compensation. Generally, includible compensation means your compensation for the year from the employer sponsoring the plan, including deferrals to an employer’s Tax Code section 457, 401(k), Roth
401(k), 403(b), Roth 403(b), and 125 cafeteria plans.

The $16,500 limit is subject to an annual adjustment for cost-of-living increases.

Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a 403(b), Roth 403(b), or a 457(b) plan of a governmental employer who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

  $5,500; or
  The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Additional catch-up provisions may be available. For advice on using a catch-up provision, please consult with a qualified tax adviser.

Distributions - General
Certain tax rules apply to distributions from the contracts. Distribution is any amount taken from a contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

403(b) and Governmental 457(b) Plans. All distributions from these plans are taxed as received unless one of the following is true:

  The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional or Roth IRA in accordance with the Tax Code;
  You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
  The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

  Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of ten years or more;
  A required minimum distribution under Tax Code section 401(a)(9);
  A hardship withdrawal;
  Otherwise excludable from income; or
  Not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a
403(b) plan (or amounts from a governmental 457(b) plan that are attributable to rollovers from a 401(a), 401(k), or
403(b) plan) unless certain exceptions, including one or more of the following, have occurred:

  You have attained age 59½;

> You have become disabled, as defined in the Tax Code;

  You have died and the distribution is to your beneficiary;
  You have separated from service with the sponsor at or after age 55;
  The distribution amount is rolled over into another eligible retirement plan or to an IRA or Roth IRA in accordance with the terms of the Tax Code;
  You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;

PRO.134760-10

  The distribution is made due to an IRS levy upon your plan;
  The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO); or
  The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006.

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax
Code may provide other exceptions or impose other penalty taxes in other circumstances.

403(b) Plans. Distribution of amounts restricted under Tax Code section 403(b)(11) may only occur upon your death, attainment of age 59½, severance from employment, disability or financial hardship or under other exceptions as provided for by the Tax Code or regulations. (See “Withdrawals – Withdrawal Restrictions.”) Such distributions remain subject to other applicable restrictions under the Tax Code.

Effective January 1, 2009 and for any contracts or participant accounts established on or after that date, 403(b)
regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event, such as after a fixed number of years, the attainment of a stated age, or a disability.

If the Company agrees to accept amounts exchanged from a Tax Code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

457(b) Plans of Governmental Employers. Under a 457(b) plan of a governmental employer, amounts may not be made available to you earlier than (i) the calendar year you attain age 70½; (ii) when you experience a severance from employment with your employer; or (iii) when you experience an unforeseeable emergency. A one-time in-
service distribution may also be permitted if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the two-year period ending on the date of distribution.

Roth 403(b) Plans. You may take partial or full withdrawals of purchase payments made by salary reduction and earnings credited on those payments from a Roth 403(b) account only if you have:

a)	Attained age 59½;
b)	Experienced a severance from employment;
c)	Become disabled as defined in the Tax Code;
d)	Died;
e)	Experienced financial hardship as defined by the Tax Code; or
f)	Met other circumstances as allowed by federal law, regulations, or rulings.

The amount available for financial hardship is limited to the lesser of the amount necessary to satisfy the financial hardship or the amount attributable to salary reduction contributions (excluding earnings on such contributions).

A partial or full withdrawal of purchase payments made by salary reduction to a Roth 403(b) account and earnings credited on those purchase payments will be excludable from income if it is a qualified distribution. A qualified distribution from a Roth 403(b) account is one that meets the following requirements.

1.	The withdrawal occurs after the 5-year taxable period measured from the earlier of:
	a)	The first taxable year you made a designated Roth 403(b) contribution to any designated Roth 403(b) account established for you under the same applicable retirement plan as defined in Tax Code section 402(A); or
	b)	If a rollover contribution was made from a designated Roth 403(b) account previously established for you under another applicable retirement plan, the first taxable year for which you made a designated Roth 403(b) contribution to such previously established account; and
2.	The withdrawal occurs after you attain age 59½, die with payment being made to your beneficiary, or become disabled as defined in the Tax Code.

PRO.134760-10

Lifetime Required Minimum Distributions (Section 403(b), Roth 403(b), and 457(b) Plans)
To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. These rules dictate the following:

> Start date for distributions;
> The time period in which all amounts in your contract(s) must be distributed; and
> Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless:

> Under governmental 457(b) plans, you are a 5% owner, in which case such distributions must begin by April
1 of the calendar year following the calendar year in which you attain age 70½; or
> Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986 balance.

Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

> Over your life or the joint lives of you and your designated beneficiary; or
> Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Further information regarding required minimum distributions may be found in your contract or certificate.

Required Distributions Upon Death (Section 403(b), Roth 403(b), and 457(b) Plans)
Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract or certificate.

If your death occurs on or after the date you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section
401(a)(9) provides specific rules for calculating the minimum required distributions after your death.
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PRO.134760-10 38

If your death occurs before the date you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2010, your entire balance must be distributed to the designated beneficiary by December 31, 2015. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:

> Over the life of the designated beneficiary; or
> Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

> December 31 of the calendar year following the calendar year of your death; or
> December 31 of the calendar year in which you would have attained age 70½.

No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract holder’s death.

Withholding.

Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient’s tax status.

403(b), Roth 403(b) and 457(b) Plans. Generally, distributions from these plans are subject to a mandatory 20%
federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested distribution.

Assignment and Other Transfers.

403(b), Roth 403(b) and 457(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

> A plan participant as a means to provide benefit payments;
> An alternate payee under a QDRO in accordance with Tax Code section 414(p); or
> The Company as collateral for a loan.

Same-Sex Marriages. Pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Tax Code sections 72(s) and 401(a)(9) are currently
NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. In some states, to the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by
DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder’s spouse.
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PRO.134760-10 39

III. Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, ruling and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a qualified tax adviser with respect to legislative developments and their effect on the contract.

IV. Taxation of the Company

We are taxed as a life insurance company under the Tax Code. Variable Annuity Account C is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the
Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation thereof may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.
Other Topics

Performance Reporting

We may advertise different types of historical performance for the subaccounts including:

> standardized average annual total returns; and
> non-standardized average annual total returns.

We may also include certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Return. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccounts over the most recent month end, one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained.

We include all recurring charges during each period (e.g., mortality and expense risk charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except non-standardized returns may also include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

PRO.134760-10

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Generally, under group contracts issued in connection with section 403(b)
plans (including Roth 403(b) plans), you have a fully vested interest in the value of your employee account, and in your employer account to the extent of your vested percentage in the plan. Therefore, under such plans we seek authorization from the contract holder to vote shares attributable to the contract in accordance with voting instructions received from the individual participants under the contract. Under contracts issued in connection with section 457(b) and 415(m) plans, the contract holder retains all voting rights.

We will vote all shares held by the subaccount whether or not we have received voting instructions for such shares.
We vote shares for which instructions have not been received in the same proportion as those for which we received instructions. We do not require that we receive voting instructions representing a minimum number of shares in order to vote all shares of the subaccount. As a result of the proportional voting described above, the disposition of a matter may be determined by the vote of a small number of contract holders or participants.

Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions.
Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

  During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund divided by the net asset value of one share of that fund.
  During the income phase the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund divided by the net asset value of one share of that fund.

We may restrict or eliminate any voting rights of persons who have voting rights as to the separate account as allowed by law.

Contract Modifications

We may change the contract as required by federal or state law or as otherwise permitted in the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities. Only an authorized officer of the Company may change the terms of the contract.

We reserve the right to amend the contract to include any future changes required to maintain the contract (and the
Roth 403(b) accounts) as a designated Roth 403(b) annuity contract (or account) under the Tax Code, regulations,
IRS rulings and requirements.

Legal Matters and Proceedings

We are not aware of any pending legal proceedings which involve the separate account as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

PRO.134760-10

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract (the “distributor”), is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:

  On any valuation day when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the New York Stock Exchange is restricted;

> When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount’s assets; or

> During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Transfers, Assignments or Exchanges of a Contract

A transfer of ownership or assignment of a contract, the designation of an annuitant, payee or other beneficiary who is not also the contract holder, or the exchange of a contract may result in certain tax consequences to the contract holder that are not discussed herein. A contract holder contemplating any such transfer, assignment, or exchange of a contract should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Account Termination

Where allowed by state law, we reserve the right to terminate an individual account if the account value is less than
$5,000, if this value is not due to negative investment performance, and if no purchase payments have been received within the previous twelve months. We will notify you or the contract holder 90 days prior to terminating the account.

Intent to Confirm Quarterly

We will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

PRO.134760-10

Contents of the Statement of Additional Information

The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI.
General Information and History
Variable Annuity Account C
Offering and Purchase of Contracts
Income Phase Payments
Sales Material and Advertising
Experts
Financial Statements of Variable Annuity Account C
Consolidated Financial Statements of ING Life Insurance and Annuity Company

PRO.134760-10

APPENDIX I
FIXED PLUS ACCOUNT II

The Fixed Plus Account II is an investment option available during the accumulation phase.

Amounts allocated to the Fixed Plus Account II are held in the Company’s general account, which supports insurance and annuity obligations.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Plus Account II have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus
Account II may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account II has not been reviewed by the SEC.

Certain Restrictions. We reserve the right to limit investment in or transfers to the Fixed Plus Account II. If we waive these transfer limits, we reserve the right to reinstate these limits without notice. You may not elect certain withdrawal options, including systematic distribution options, if you have requested a Fixed Plus Account II transfer or withdrawal in the prior 12-month period. Under certain emergency conditions, we may defer payment of a withdrawal from the Fixed Plus Account II for a period of up to six months or as provided by federal law.

Interest Rates. The Fixed Plus Account II guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Plus
Account II will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account II will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality, expense and administrative risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. We assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Requests for Partial Withdrawals. The contract holder or you, if permitted by the plan, may take up to 20% of the
Fixed Plus Account II value as a partial withdrawal in each twelve (12) month period. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at the address listed in “Contract Overview – Questions: Contacting the Company.” The amount allowed for partial withdrawal is reduced by any Fixed Plus Account II withdrawals, transfers, loans or amounts applied to income phase payment options made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.

Waiver of Partial Withdrawal Limits. We waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option. We also waive the 20% limit for withdrawals due to your death before income phase payments begin. The waiver upon death may only be exercised once and must occur within six months after your date of death.

Additionally, we may allow other waivers of the percentage limit on partial withdrawals to participants in certain plans. You can determine what additional waiver, if any, apply to you by referring to the contract or certificate.

PRO.134760-10

Requests for Full Withdrawals. If the contract holder or you, if allowed by the plans, request a full withdrawal of your account value, we will pay any amounts held in the Fixed Plus Account II, with interest, in five annual payments equal to:

  One-fifth of the Fixed Plus Account II value on the day the request is received in good order, reduced by any Fixed Plus Account II withdrawals, transfers or amounts used to fund income phase payments or loans made during the prior 12 months;
  One-fourth of the remaining Fixed Plus Account II value 12 months later;
  One-third of the remaining Fixed Plus Account II value 12 months later;
  One-half of the remaining Fixed Plus Account II value 12 months later; and
  The balance of the Fixed Plus Account II value 12 months later.

Once we receive a request for a full withdrawal, no further withdrawals, loans or transfers will be permitted from the
Fixed Plus Account II. A full withdrawal may be cancelled at any time before the end of the five-payment period.
No early withdrawal charges apply to full withdrawals from the Fixed Plus Account II.

Waiver of Full Withdrawal Provisions. We will waive the Fixed Plus Account II five-installment payout for full withdrawals made due to one or more of the following:

(a)	Due to your death during the accumulation phase if the amount is paid within six months of your death; or
(b)	Due to the election of a lifetime income phase payment option or a nonlifetime income phase payment option on a fixed basis; or
(c)	When the Fixed Plus Account II value is $2,000 or less (or, if applicable, as otherwise allowed by the plan for a lump-sum cash-out without participant consent) and no withdrawals, transfers, loans or elections of income phase payment options have been made from the account within the prior 12 months; or
(d)	Due to financial hardship (or unforeseeable emergency) as defined by the Tax Code and regulations thereunder, if all of the following conditions are met:
  If applicable, the hardship is certified by the employer;
  The amount is paid directly to you; and
  The amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed 20% of the average value of your account(s) and all other accounts under the relevant contract during that same period.
  Due to your separation from service with the employer, provided that all the following apply:
  The withdrawal is due to your separation from service with your employer. Although the Tax Code permits distributions upon participant’s severance from employment, the contracts do not provide for a waiver of the Fixed Plus Account II full withdrawal provision unless the severance from employment would otherwise have qualified as a separation from service under prior IRS guidance;
  Separation from service is documented in a form acceptable to us;
  The amount withdrawn is paid directly to you; and
  The amount paid for all partial and full withdrawals due to separation from service during the previous 12- month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.

Additionally, we may allow other waiver of the five-installment payout for full withdrawals to participants in certain plans. You can determine what additional waiver, if any, apply to you be referring to the contract or certificate.

PRO.134760-10

Charges. We do not make deductions from amounts in the Fixed Plus Account II to cover mortality, expense or administrative risks. We consider these risks when determining the credited rate.

Transfers. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the
Fixed Plus Account II in each rolling 12-month period. We determine the amount eligible for transfers on the day we receive a transfer request in good order at the address listed in “Contract Overview – Questions: Contacting the
Company.” We will reduce amounts allowed for transfer by any Fixed Plus Account II withdrawals, transfers, loans or amounts applied to income phase payment options during the 12 months. We also reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers, when the value in the Fixed Plus Account II is $2,000. We may also waive the percentage limit on transfers depending upon the investment options selected by the contract.

If you transfer 20% of your account value held in the Fixed Plus Account II in each of four consecutive 12-month periods, you may transfer the remaining balance in the succeeding 12-month period provided you do not allocate any amount to or transfer any other amount from the Fixed Plus Account II during the five-year period. The 20%
amount available to transfer under this provision will be reduced by any amount transferred, taken as a loan, or applied to income phase payment options within the 12-month period preceding the first 20% transfer. Also, we may reduce it for payments we made from your Fixed Plus Account II value under any systematic distribution option.

Contract Loans. If permitted under the plan, loans may be made from account values held in the Fixed Plus
Account II. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account II values are used for a loan.

PRO.134760-10

APPENDIX II
DESCRIPTION OF UNDERLYING FUNDS

List of Fund Name Changes

Current Fund Name	Former Fund Name
ING Legg Mason ClearBridge Aggressive Growth Portfolio	ING Legg Mason Partners Aggressive Growth Portfolio
ING Oppenheimer Global Strategic Income	ING Oppenheimer Strategic Income Portfolio
ING Solution Moderate Portfolio	ING Solution Growth and Income Portfolio
ING Wells Fargo Health Care Portfolio	ING Evergreen Health Science Portfolio
ING Wells Fargo Omega Growth Portfolio	ING Evergreen Omega Portfolio
Invesco Mid Cap Core Equity Fund	AIM Mid Cap Core Equity Fund

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge at the address and telephone number listed in “Contract Overview – Questions: Contacting the Company,”
by accessing the SEC’s web site or by contacting the SEC Public Reference Branch. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information show on the front of the fund’s summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through your contract, please see the cover page.

Fund Name	Investment Adviser/	Investment Objective(s)
Subadviser
The Alger Funds II – Alger Green	Fred Alger Management,	Seeks long-term capital appreciation.
Fund	Inc.

Amana Mutual Funds Trust –	Saturna Capital Corporation	Seeks long-term capital growth.
Amana Growth Fund

Amana Mutual Funds Trust –	Saturna Capital Corporation	Seeks current income and preservation of
Amana Income Fund		capital.
American Century Government	American Century	Seeks to provide total return and inflation
Income Trust - American Century	Investment Management,	protection consistent with investments in
Inflation-Adjusted Bond Fund	Inc.	inflation-indexed securities.

Ariel Investment Trust – Ariel Fund	Ariel Investments, LLC	Seeks long-term capital appreciation.

Artisan Funds, Inc. –	Artisan Partners Limited	Seeks maximum long-term capital growth.
Artisan International Fund	Partnership

PRO.134760-10	47

Fund Name	Investment Adviser/	Investment Objective(s)
Subadviser
BlackRock Mid Cap Value	BlackRock Advisors, LLC	Seeks capital appreciation and, secondarily,
Opportunities Series, Inc. -		income.
BlackRock Mid Cap Value	Subadviser: BlackRock
Opportunities Fund	Investment Management,
LLC

Columbia Funds Series Trust –	Columbia Management	Seeks long-term capital appreciation.
Columbia Mid Cap Value Fund	Advisors, LLC

*Effective on or about May 1,
2010, the Investment Adviser is
scheduled to change to
Columbia Management
Investment Advisers, LLC.

EuroPacific Growth Fund Ò	Capital Research and	Seeks to provide long-term growth of capital
	Management Company	by investing in companies based outside the
United States.

Fidelity Ò Variable Insurance Products	Fidelity Management &	Seeks long-term capital appreciation.
– Fidelity Ò VIP Contrafund Ò	Research Company
Portfolio
Subadvisers:
FMR Co., Inc.; Fidelity
Management & Research
(U.K.) Inc.; Fidelity
Research & Analysis
Company; Fidelity
Investments Japan Limited;
Fidelity International
Investment Advisors;
Fidelity International
Investment Advisors (U.K.)
Limited

Fidelity Ò Variable Insurance Products	Fidelity Management &	Seeks reasonable income. Also considers the
– Fidelity Ò VIP Equity-Income	Research Company	potential for capital appreciation. Seeks to
Portfolio		achieve a yield which exceeds the composite
	Subadvisers: FMR Co.,	yield on the securities comprising the
	Inc.; Fidelity Management	Standard & Poor's 500SM Index.
& Research (U.K.) Inc.;
Fidelity Research &
Analysis Company; Fidelity
Investments Japan Limited;
Fidelity International
Investment Advisors;
Fidelity International
Investment Advisors (U.K.)
Limited

PRO.134760-10	48

Fund Name	Investment Adviser/	Investment Objective(s)
Subadviser
Franklin Templeton Variable	Franklin Advisory Services,	Seeks long-term total return. The Fund
Insurance Products Trust –	LLC	normally invests at least 80% of its net assets
Franklin Small Cap Value		in investments of small capitalization
Securities Fund		companies.

Fundamental InvestorsSM	Capital Research and	Seeks to achieve long-term growth of capital
	Management Company	and income primarily through investments in
common stocks.

ING Partners, Inc. – ING American	Directed Services LLC	Seeks long-term capital growth; income is a
Century Small-Mid Cap Value		secondary objective.
Portfolio	Subadviser: American
Century Investment
Management, Inc.

ING Investors Trust – ING Artio	Directed Services LLC	Seeks long-term growth of capital.
Foreign Portfolio
Subadviser: Artio Global
Management, LLC

ING Partners, Inc. – ING Baron Asset	Directed Services LLC	Seeks capital appreciation.
Portfolio
Subadviser: BAMCO, Inc.

ING Partners, Inc. – ING Baron Small	Directed Services LLC	Seeks capital appreciation.
Cap Growth Portfolio
Subadviser: BAMCO, Inc.

ING Investors Trust- ING BlackRock	Directed Services LLC	Seeks long-term growth of capital.
Large Cap Growth Portfolio
Subadviser: BlackRock
Investment Management,
LLC.

ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks long-term capital appreciation.
BlackRock Science and Technology
Opportunities Portfolio	Subadviser: BlackRock
Advisors, LLC

ING Investors Trust – ING Clarion	ING Investments, LLC	A non-diversified Portfolio that seeks to
Global Real Estate Portfolio		provide investors with high total return,
	Subadviser: ING Clarion	consisting of capital appreciation and current
	Real Estate Securities LLC	income.

ING Investors Trust – ING Clarion	Directed Services LLC	A non-diversified Portfolio that seeks total
Real Estate Portfolio		return including capital appreciation and
	Subadviser: ING Clarion	current income.
Real Estate Securities LLC

ING Partners, Inc. – ING Davis New	Directed Services LLC	Seeks long-term growth of capital.
York Venture Portfolio
Subadviser: Davis Selected
Advisers, L.P.

PRO.134760-10	49

Fund Name	Investment Adviser/	Investment Objective(s)
Subadviser
ING Partners, Inc. – ING Fidelity® VIP	Directed Services LLC	Seeks long-term growth of capital.
Mid Cap Portfolio
(Investment Adviser to the
Master Fund): Fidelity
Management & Research
* Fidelity is a registered trademark	Company and; Fidelity
of Fidelity Management &	Research & Analysis
Research LLC	Company

Subadviser: FMR Co., Inc.

ING Investors Trust - ING FMRSM	Directed Services LLC	Seeks long-term growth of capital.
Diversified Mid Cap Portfolio*
Subadviser: Fidelity
*FMR is a service mark of Fidelity	Management & Research
Management & Research Company	Company.

ING Variable Funds - ING Growth	ING Investments, LLC	Seeks to maximize total return through
and Income Portfolio		investments in a diversified portfolio of
	Subadviser: ING	common stocks and securities convertible into
	Investment Management	common stocks. It is anticipated that capital
	Co.	appreciation and investment income will both
be major factors in achieving total return.
ING Variable Portfolios, Inc. –	ING Investments, LLC	Seeks to outperform the total return
ING Index Plus LargeCap Portfolio		performance of the Standard & Poor’s 500
	Subadviser: ING	Composite Stock Price Index, while
	Investment Management	maintaining a market level of risk.
Co.
ING Variable Portfolios, Inc. –	ING Investments, LLC	Seeks to outperform the total return
ING Index Plus MidCap Portfolio		performance of the Standard & Poor’s
	Subadviser:	MidCap 400 Index, while maintaining a
	ING Investment	market level of risk.
Management Co.

ING Variable Portfolios, Inc. –	ING Investments, LLC	Seeks to outperform the total return
ING Index Plus SmallCap Portfolio		performance of the Standard and Poor’s
	Subadviser:	SmallCap 600 Index, while maintaining a
	ING Investment	market level of risk.
Management Co.

ING Intermediate Bond Portfolio	ING Investments, LLC	Seeks to maximize total return consistent with
reasonable risk. The Portfolio seeks its
	Subadviser:	objective through investments in a diversified
	ING Investment	portfolio consisting primarily of debt
	Management Co.	securities. It is anticipated that capital
appreciation and investment income will both
be major factors in achieving total return.
ING Variable Portfolios, Inc. –	ING Investments, LLC	Seeks investment (before fees and expenses)
ING International Index Portfolio		results that correspond to the total return of a
	Subadviser: ING	widely accepted International Index.
Investment Management
Co.

PRO.134760-10	50

Fund Name	Investment Adviser/	Investment Objective(s)
Subadviser
ING Variable Products Trust –	ING Investments, LLC	Seeks long-term capital appreciation.
ING International Value Portfolio
Subadviser:
ING Investment
Management Co.

ING Investors Trust –	Directed Services LLC	A non-diversified Portfolio that seeks capital
ING Janus Contrarian Portfolio		appreciation.
Subadviser: Janus Capital
Management, LLC

ING Investors Trust - ING JPMorgan	Directed Services LLC	Seeks capital growth over the long term.
Small Cap Core Equity Portfolio
Subadviser: J.P. Morgan
Investment Management
Inc.

ING Partners, Inc. – ING Legg Mason	Directed Services LLC	Seeks long-term growth of capital.
Clearbridge Aggressive Growth
Portfolio	Subadviser: ClearBridge
Advisors, LLC
ING Investors Trust - ING Marsico	Directed Services LLC	Seeks capital appreciation.
Growth Portfolio
Subadviser: Marsico
Capital Management, LLC

ING Investors Trust - ING Marsico	Directed Services LLC	Seeks long-term growth of capital.
International Opportunities
Portfolio	Subadviser: Marsico
Capital Management, LLC

ING Investors Trust - ING MFS	Directed Services LLC	Seeks total return.
Utilities Portfolio
Subadviser: Massachusetts
Financial Services Company

ING Money Market Portfolio*	ING Investments, LLC	Seeks to provide high current return,
consistent with preservation of capital and
*There is no guarantee that the ING	Subadviser:	liquidity, through investment in high-quality
Money Market Subaccount will have a	ING Investment	money market instruments while maintaining
positive or level return.	Management Co.	a stable share price of $1.00.

ING Partners, Inc. –	Directed Services LLC	Seeks capital appreciation.
ING Oppenheimer Global Portfolio
Subadviser:
OppenheimerFunds, Inc.

ING Partners, Inc. – ING	Directed Services LLC	Seeks a high level of current income
Oppenheimer Global Strategic		principally derived from interest on debt
Income Portfolio	Subadviser:	securities.
OppenheimerFunds, Inc.

PRO.134760-10	51

Fund Name	Investment Adviser/	Investment Objective(s)
Subadviser
ING Investors Trust - ING PIMCO	Directed Services LLC	Seeks maximum total return, consistent with
High Yield Portfolio		preservation of capital and prudent investment
	Subadviser:	management.
Pacific Investment
Management Company LLC

ING Investors Trust - ING Pioneer	Directed Services LLC	Seeks current income and long-term growth of
Equity Income Portfolio		capital from a portfolio consisting primarily of
	Subadviser: Pioneer	equity securities of U.S. corporations that are
	Investment Management,	expected to produce income.
Inc.

ING Investors Trust - ING Pioneer	Directed Services LLC	Seeks reasonable income and capital growth.
Fund Portfolio
Subadviser:
Pioneer Investment
Management, Inc.

ING Partners, Inc. – ING Pioneer	Directed Services LLC	Seeks to maximize total return through
High Yield Portfolio		income and capital appreciation.
Subadviser:
Pioneer Investment
Management, Inc.

ING Investors Trust - ING Pioneer	Directed Services LLC	Seeks capital appreciation.
Mid Cap Value Portfolio
Subadviser:
Pioneer Investment
Management, Inc.

ING Variable Portfolios, Inc. –	ING Investments, LLC	A non-diversified Portfolio that seeks
ING Russell TM Large Cap Growth		investment results (before fees and expenses)
Index Portfolio	Subadviser: ING	that correspond to the total return of the
	Investment Management	Russell Top 200® Growth Index.
Co.

ING Variable Portfolios, Inc. –	ING Investments, LLC	Seeks investment results (before fees and
ING RussellTM Large Cap Index		expenses) that correspond to the total return of
Portfolio	Subadviser: ING	the Russell Top 200® Index.
Investment Management
Co.

ING Variable Portfolios, Inc. –	ING Investments, LLC	A non-diversified Portfolio that seeks
ING RussellTM Large Cap Value Index		investment results (before fees and expenses)
Portfolio	Subadviser: ING	that correspond to the total return of the
	Investment Management	Russell Top 200® Value Index.
Co.

ING Variable Portfolios, Inc. –	ING Investments, LLC	A non-diversified Portfolio that seeks
ING RussellTM Mid Cap Growth Index		investment results (before fees and expenses)
Portfolio	Subadviser: ING	that correspond to the total return of the
	Investment Management	Russell Midcap® Growth Index.
Co.

PRO.134760-10	52

Fund Name	Investment Adviser/	Investment Objective(s)
Subadviser
ING Variable Portfolios, Inc. –	ING Investments, LLC	Seeks investment results (before fees and
ING RussellTM Mid Cap Index		expenses) that correspond to the total return of
Portfolio	Subadviser: ING	the Russell Midcap® Index.
Investment Management
Co.

ING Variable Portfolio –	ING Investments, LLC	Seeks investment results (before fees and
ING RussellTM Small Cap Index		expenses) that correspond to the total return of
Portfolio	Subadviser: ING	the Russell 2000® Index.
Investment Management
Co.

ING Partners, Inc. – ING Solution	Directed Services LLC	Seeks to provide a combination of total return
Moderate Portfolio		and stability of principal through a diversified
	Consultant: Asset	asset allocation strategy.
Allocation Committee
ING Partners, Inc. – ING Solution	Directed Services LLC	Seeks to provide capital growth through a
Growth Portfolio		diversified asset allocation strategy.
Consultant: Asset
Allocation Committee
ING Partners, Inc. – ING Solution	Directed Services LLC	Seeks to provide a combination of total return
Income Portfolio		and stability of principal consistent with an
	Consultant: Asset	asset allocation targeted to retirement.
Allocation Committee

ING Partners, Inc. – ING Solution	Directed Services LLC	Until the day prior to its Target Date, the
2015 Portfolio		Portfolio seeks to provide total return
	Consultant: Asset	consistent with an asset allocation targeted at
	Allocation Committee	retirement in approximately 2015. On the
Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.

ING Partners, Inc. – ING Solution	Directed Services LLC	Until the day prior to its Target Date, the
2025 Portfolio		Portfolio seeks to provide total return
	Consultant: Asset	consistent with an asset allocation targeted at
	Allocation Committee	retirement in approximately 2025. On the
Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.

ING Partners, Inc. – ING Solution	Directed Services LLC	Until the day prior to its Target Date, the
2035 Portfolio		Portfolio seeks to provide total return
	Consultant: Asset	consistent with an asset allocation targeted at
	Allocation Committee	retirement in approximately 2035. On the
Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.

PRO.134760-10	53

Fund Name	Investment Adviser/	Investment Objective(s)
Subadviser
ING Partners, Inc. – ING Solution	Directed Services LLC	Until the day prior to its Target Date, the
2045 Portfolio		Portfolio seeks to provide total return
	Consultant: Asset	consistent with an asset allocation targeted at
	Allocation Committee	retirement in approximately 2045. On the
Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.

ING Partners, Inc. – ING Solution	Directed Services LLC	Until the day prior to its Target Date, the
2055 Portfolio		Portfolio seeks to provide total return
	Consultant: Asset	consistent with an asset allocation targeted at
	Allocation Committee	retirement in approximately 2055. On the
Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.

ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide total return (i.e., income and
Inc. – ING Strategic Allocation		capital growth, both realized and unrealized)
Conservative Portfolio	Subadviser:	consistent with preservation of capital.
ING Investment
Management Co.

ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide capital appreciation.
Inc. – ING Strategic Allocation
Growth Portfolio	Subadviser:
ING Investment
Management Co.

ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide total return (i.e., income and
Inc. – ING Strategic Allocation		capital appreciation, both realized and
Moderate Portfolio	Subadviser:	unrealized).
ING Investment
Management Co.

ING Investors Trust – ING T. Rowe	Directed Services LLC	Seeks, over the long-term, a high total
Price Capital Appreciation		investment return, consistent with the
Portfolio	Subadviser: T. Rowe Price	preservation of capital and prudent investment
	Associates, Inc.	risk.

ING Partners, Inc. – ING T. Rowe	Directed Services LLC	Seeks long-term capital appreciation.
Price Diversified Mid Cap
Growth Portfolio	Subadviser: T. Rowe Price
Associates, Inc.

ING Investors Trust - ING T. Rowe	Directed Services LLC	Seeks substantial dividend income as well as
Price Equity Income Portfolio		long-term growth of capital.
Subadviser: T. Rowe Price
Associates, Inc.

PRO.134760-10	54

Fund Name	Investment Adviser/	Investment Objective(s)
Subadviser
ING Partners, Inc. – ING T. Rowe	Directed Services LLC	Seeks long-term capital growth, and
Price Growth Equity Portfolio		secondarily, increasing dividend income.
Subadviser: T. Rowe Price
Associates, Inc.

ING Partners, Inc. –	Directed Services LLC	Seeks long-term capital growth.
ING Templeton Foreign Equity
Portfolio	Subadviser: Templeton
Investment Counsel, LLC

ING Partners, Inc. – ING UBS U.S.	Directed Services LLC	Seeks long-term growth of capital and future
Large Cap Equity Portfolio		income.
Subadviser: UBS Global
Asset Management
(Americas) Inc.

ING Variable Portfolios, Inc. –	ING Investments, LLC	Seeks investment results (before fees and
ING U.S. Bond Index Portfolio		expenses) that correspond to the total return of
	Subadviser: Neuberger	the Barclays Capital U.S. Aggregate Bond
	Berman Fixed Income LLC	Index®.

ING Partners, Inc. – ING Van	Directed Services LLC	Seeks capital growth and income.
Kampen Comstock Portfolio
Subadviser: Van Kampen

ING Investors Trust - ING Van	Directed Services LLC	Seeks long-term growth of capital and
Kampen Growth and Income		income.
Portfolio	Subadviser: Van Kampen

ING Investors Trust - ING Wells	Directed Services LLC	A non-diversified portfolio that seeks long-
Fargo Health Care Portfolio		term capital growth.
Subadviser: Wells Fargo
Management, Inc.

ING Investors Trust - ING Wells	Directed Services LLC	Seeks long-term capital growth.
Fargo Omega Growth Portfolio
Subadviser: Wells Capital
Management, Inc.

ING Investors Trust - ING Wells	Directed Services LLC	Seeks long-term capital appreciation.
Fargo Small Cap Disciplined
Portfolio	Subadviser: Wells Capital
Management, Inc.

Invesco Growth Series – Invesco	Invesco Advisors, Inc.	Seeks long-term growth of capital.
Mid Cap Core Equity Fund

Lazard Funds, Inc. – Lazard U.S.	Lazard Asset Management	Seeks long-term capital appreciation.
Mid Cap Equity Portfolio	LLC

Loomis Sayles Funds II – Loomis	Loomis, Sayles &	Seeks long-term capital growth from
Sayles Small Cap Value Fund	Company, L.P.	investments in common stocks or other equity
securities.

PRO.134760-10	55

Fund Name	Investment Adviser/	Investment Objective(s)
Subadviser
New Perspective Fund Ò	Capital Research and	Seeks to provide long-term growth of capital
	Management Company	through investments all over the world,
including the United States.

Oppenheimer Developing Markets	OppenheimerFunds, Inc.	Aggressively seeks capital appreciation.
Fund

Pax World Balanced Fund	Pax World Management	Seeks income and conservation of principal
	Corp.	and secondarily possible long-term growth of
capital.
PIMCO Variable Insurance Trust -	Investment Adviser:	Seeks maximum real return, consistent with
Real Return Portfolio	Pacific Investment	preservation of real capital and prudent
	Management Company LLC	investment management.
(PIMCO)

Pioneer Variable Contracts Trust –	Pioneer Investment	Seeks long-term growth of capital.
Pioneer Emerging Markets VCT	Management, Inc.
Portfolio

RiverSource Investment Series, Inc. –	RiverSource Investments,	Seeks to provide shareholders with a high
RiverSource Diversified Equity	LLC	level of current income and, as a secondary
Income Fund		objective, steady growth of capital growth.

SMALLCAP World Fund®	Capital Research and	Seeks to provide long-term growth of capital
	Management Company	by investing in the stocks of smaller
companies in the United States and around the
world.

Templeton Income Trust – Templeton	Franklin Advisers, Inc.	Seeks current income with capital
Global Bond Fund		appreciation and growth of income.

The Bond Fund of AmericaSM	Capital Research and	Seeks to provide as high a level of current
	Management Company	income as is consistent with the preservation
of capital.
The Growth Fund of America Ò	Capital Research and	Seeks to provide long-term growth of capital
	Management Company	through a diversified portfolio of common
stocks.
Wanger Advisors Trust –Wanger	Columbia Wanger Asset	Seeks long -term growth of capital.
International	Management, L.P.

Wanger Advisors Trust - Wanger	Columbia Wanger Asset	A non-diversified fund that seeks long-term
Select	Management, L.P.	growth of capital.

Wanger Advisors Trust - Wanger	Columbia Wanger Asset	Seeks long-term growth of capital.
USA	Management, L.P.

PRO.134760-10

APPENDIX III
PARTICIPANT APPOINTMENT OF EMPLOYER AS AGENT
UNDER AN ANNUITY CONTRACT*

For Plans under Section 403(b), including Roth 403(b) (Except Voluntary Section 403(b) Plans)

The employer has adopted a plan under Internal Revenue Code Sections 403(b) or Roth 403(b), and has purchased an ING Life Insurance and Annuity Company (“Company”) group variable annuity contract (“Contract”) as the funding vehicle. Contributions under this Plan will be made by the participant through salary reduction to an
Employee Account, and by the employer to an Employer Account.

By electing to participate in the employer’s Plan, the participant voluntarily appoints the employer, who is the
Contract Holder, as the participant’s agent for the purposes of all transactions under the Contract in accordance with the terms of the Plan. The Company is not a party to the Plan and does not interpret the Plan provisions.

As a participant in the Plan, the participant understands and agrees to the following terms and conditions.

> The participant owns the value of his/her Employee Account subject to the restrictions of Sections 403(b)
and the terms of the Plan. Subject to the terms of the vesting schedule in the Plan and the restrictions of
Section 403(b), the participant has ownership in the value of his/her Employer Account.
> The Company will process transactions only with the employer’s written decision to the Company. The participant will be bound by the employer’s interpretation of the Plan provision s and its written direction to the Company.
> The employer may permit the participant to make investment selections under the Employee Account and/or the Employer Account directly with the Company under the terms of the Contract. Without the employer’s written permission, the participant will be unable to make any investment selections under the
Contract.
> On behalf of the participant, the employer may request a loan in accordance with the terms of the Contract and the provisions of the Plan. The Company will make payment of the loan amount directly to the participant. The participant will be responsible for making repayments directly to the Company in a timely manner.
> In the event of the participant’s death, the employer is the named Beneficiary as determined under the terms of the Plan and file that Beneficiary election with the employer. It is the employer’s responsibility to direct the Company to properly pay any death benefits.

* Under most group contracts issued through a voluntary 403(b) or Roth 403(b) plan, you generally hold all rights under the contract and may make elections for your accounts. However, pursuant to Treasury Department regulations that were generally effective on January 1, 2009, the exercise of certain of these rights may require the consent and approval of the contract holder or its delegate. See “Tax Considerations –
Section 403(b) and Roth 403(b) Tax-Deferred Annuities.” See the contract or your certificate (if applicable) to determine who holds rights under the contract.

PRO.134760-10 57

APPENDIX IV

CONDENSED FINANCIAL INFORMATION
Except for subaccounts which did not commence operations as of December 31, 2009, the following table gives (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account C available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2009 the "Value at beginning of period" shown is the value at first date of investment. Fund name changes after December 31, 2009 are not reflected in this information.

TABLE I
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES OF 0.00%
(Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006

AIM MID CAP CORE EQUITY FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.04
Value at end of period	$12.36
Number of accumulation units outstanding at end of period	92
ALGER GREEN FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.56
Value at end of period	$13.06
Number of accumulation units outstanding at end of period	72
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$10.87
Value at end of period	$10.78
Number of accumulation units outstanding at end of period	3,425
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during November 2008)
Value at beginning of period	$6.13	$6.56
Value at end of period	$8.11	$6.13
Number of accumulation units outstanding at end of period	1,776	1,777
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during October 2006)
Value at beginning of period	$12.03	$20.24	$17.03	$15.73
Value at end of period	$16.74	$12.03	$20.24	$17.03
Number of accumulation units outstanding at end of period	39,259	24,302	214	9
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.91	$24.20	$20.61
Value at end of period	$18.88	$13.91	$24.20
Number of accumulation units outstanding at end of period	61,287	48,835	1,151
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$9.80	$17.08	$16.82	$16.47
Value at end of period	$12.76	$9.80	$17.08	$16.82
Number of accumulation units outstanding at end of period	30,022	25,571	32	2
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during February 2007)
Value at beginning of period	$12.78	$19.07	$20.77
Value at end of period	$16.50	$12.78	$19.07
Number of accumulation units outstanding at end of period	1,574	1,668	185

CFI 1

Condensed Financial Information (continued)

	2009	2008	2007	2006

ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.90	$16.20	$17.81
Value at end of period	$16.14	$11.90	$16.20
Number of accumulation units outstanding at end of period	1,705	297	59
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$11.53	$20.45	$17.56	$15.48
Value at end of period	$13.86	$11.53	$20.45	$17.56
Number of accumulation units outstanding at end of period	1,062	562	77	3
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.53	$11.08	$10.89
Value at end of period	$8.77	$6.53	$11.08
Number of accumulation units outstanding at end of period	1	1	1
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.54	$19.64	$18.54
Value at end of period	$15.60	$11.54	$19.64
Number of accumulation units outstanding at end of period	6,743	5,483	198
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$7.41	$12.17	$11.40	$11.36
Value at end of period	$9.65	$7.41	$12.17	$11.40
Number of accumulation units outstanding at end of period	575	178	46	2
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$3.28	$5.45	$4.69
Value at end of period	$5.01	$3.28	$5.45
Number of accumulation units outstanding at end of period	3,894	3,572	13
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.73	$9.75
Value at end of period	$9.00	$6.73
Number of accumulation units outstanding at end of period	1,674	1,809
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.27	$10.20	$13.11
Value at end of period	$8.52	$6.27	$10.20
Number of accumulation units outstanding at end of period	3,941	3,411	8
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$13.79	$21.84
Value at end of period	$18.15	$13.79
Number of accumulation units outstanding at end of period	645	339
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$9.97	$13.97	$12.87	$12.12
Value at end of period	$11.97	$9.97	$13.97	$12.87
Number of accumulation units outstanding at end of period	1,862	1,468	42	7

		CFI 2

	Condensed Financial Information (continued)

	2009	2008	2007	2006

ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.40	$12.97	$13.54
Value at end of period	$13.39	$9.40	$12.97
Number of accumulation units outstanding at end of period	483	114	19
ING FIDELITY® VIP MID CAP PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.45	$12.37	$11.72
Value at end of period	$10.38	$7.45	$12.37
Number of accumulation units outstanding at end of period	250	72	23
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$9.30	$15.28	$15.09
Value at end of period	$12.94	$9.30	$15.28
Number of accumulation units outstanding at end of period	2,260	836	30
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$6.71
Value at end of period	$8.74
Number of accumulation units outstanding at end of period	27
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$9.61	$13.66
Value at end of period	$11.84	$9.61
Number of accumulation units outstanding at end of period	67,432	64,140
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$16.74	$26.82	$27.91
Value at end of period	$22.05	$16.74	$26.82
Number of accumulation units outstanding at end of period	25,268	22,053	2
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$12.68	$19.08	$22.35
Value at end of period	$15.83	$12.68	$19.08
Number of accumulation units outstanding at end of period	3,738	3,269	22
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$15.71	$17.16	$16.19	$15.55
Value at end of period	$17.52	$15.71	$17.16	$16.19
Number of accumulation units outstanding at end of period	10,985	26,354	13,376	4
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$6.99
Value at end of period	$7.63
Number of accumulation units outstanding at end of period	6,087
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.39	$19.91	$18.72
Value at end of period	$14.49	$11.39	$19.91
Number of accumulation units outstanding at end of period	4,699	3,539	2
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$5.86	$11.49	$10.89
Value at end of period	$8.00	$5.86	$11.49
Number of accumulation units outstanding at end of period	379	109	64

		CFI 3

Condensed Financial Information (continued)

	2009	2008	2007	2006

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.15	$13.06	$14.35
Value at end of period	$11.65	$9.15	$13.06
Number of accumulation units outstanding at end of period	481	256	1
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$6.39	$10.52	$10.69	$10.75
Value at end of period	$8.46	$6.39	$10.52	$10.69
Number of accumulation units outstanding at end of period	12,985	12,528	100	1
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.62	$10.24
Value at end of period	$8.57	$6.62
Number of accumulation units outstanding at end of period	120	2,031
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$9.46	$18.74	$15.64
Value at end of period	$13.02	$9.46	$18.74
Number of accumulation units outstanding at end of period	1,592	1,282	97
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$11.94	$19.17	$16.63
Value at end of period	$15.86	$11.94	$19.17
Number of accumulation units outstanding at end of period	3,089	2,654	864
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$14.51	$14.13	$13.44	$12.81
Value at end of period	$14.55	$14.51	$14.13	$13.44
Number of accumulation units outstanding at end of period	20,347	16,516	2,879	23
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$9.20	$15.42	$13.92
Value at end of period	$12.85	$9.20	$15.42
Number of accumulation units outstanding at end of period	63,263	62,671	412
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.08	$12.08	$10.97	$10.55
Value at end of period	$12.26	$10.08	$12.08	$10.97
Number of accumulation units outstanding at end of period	12,134	10,513	424	8
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$9.18	$11.85	$11.52	$11.15
Value at end of period	$13.71	$9.18	$11.85	$11.52
Number of accumulation units outstanding at end of period	1,103	696	49	16
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$6.50	$8.95
Value at end of period	$7.33	$6.50
Number of accumulation units outstanding at end of period	6,902	5,503
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$7.51	$11.47	$10.88	$10.31
Value at end of period	$9.34	$7.51	$11.47	$10.88
Number of accumulation units outstanding at end of period	3,892	2,956	62	6

		CFI 4

	Condensed Financial Information (continued)

	2009	2008	2007	2006

ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$7.99	$11.32	$10.66	$10.61
Value at end of period	$13.35	$7.99	$11.32	$10.66
Number of accumulation units outstanding at end of period	12,891	1,301	469	2
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$7.58	$11.30	$10.69
Value at end of period	$9.51	$7.58	$11.30
Number of accumulation units outstanding at end of period	4,729	3,331	113
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.35
Value at end of period	$12.19
Number of accumulation units outstanding at end of period	245
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$6.99
Value at end of period	$8.26
Number of accumulation units outstanding at end of period	538
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.08
Value at end of period	$11.92
Number of accumulation units outstanding at end of period	842
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.44
Value at end of period	$12.92
Number of accumulation units outstanding at end of period	166
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$5.96	$8.96
Value at end of period	$8.36	$5.96
Number of accumulation units outstanding at end of period	125	126
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$9.13	$12.48	$11.93	$11.81
Value at end of period	$11.17	$9.13	$12.48	$11.93
Number of accumulation units outstanding at end of period	4,089	1,918	30	2
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$8.57	$12.11
Value at end of period	$10.78	$8.57
Number of accumulation units outstanding at end of period	22,242	24,076
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$8.45	$13.41	$12.97
Value at end of period	$10.84	$8.45	$13.41
Number of accumulation units outstanding at end of period	18,214	14,316	4

		CFI 5

Condensed Financial Information (continued)

	2009	2008	2007	2006

ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$8.32	$13.84	$12.92
Value at end of period	$10.81	$8.32	$13.84
Number of accumulation units outstanding at end of period	8,010	4,131	66
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$9.78	$11.64
Value at end of period	$11.47	$9.78
Number of accumulation units outstanding at end of period	1,578	285
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$11.82	$15.47	$14.62	$14.13
Value at end of period	$13.94	$11.82	$15.47	$14.62
Number of accumulation units outstanding at end of period	6,374	5,534	2	13
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$9.30	$14.55	$13.85	$13.86
Value at end of period	$11.65	$9.30	$14.55	$13.85
Number of accumulation units outstanding at end of period	5,281	8,393	23	1
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.29	$14.80	$14.03	$13.30
Value at end of period	$12.53	$10.29	$14.80	$14.03
Number of accumulation units outstanding at end of period	1,790	1,798	408	71
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$9.57	$13.20	$13.63
Value at end of period	$12.75	$9.57	$13.20
Number of accumulation units outstanding at end of period	11,024	6,953	2,556
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.16	$14.35	$14.81
Value at end of period	$11.95	$8.16	$14.35
Number of accumulation units outstanding at end of period	26,279	24,514	17
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.30	$19.12	$18.88
Value at end of period	$15.37	$12.30	$19.12
Number of accumulation units outstanding at end of period	8,093	7,323	165
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.28	$17.78	$16.33
Value at end of period	$14.69	$10.28	$17.78
Number of accumulation units outstanding at end of period	23,974	21,905	44
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period		$12.99	$11.33
Value at end of period		$7.71	$12.99
Number of accumulation units outstanding at end of period		0	345

		CFI 6

	Condensed Financial Information (continued)

	2009	2008	2007	2006

ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$8.74	$12.91
Value at end of period	$12.66	$8.74
Number of accumulation units outstanding at end of period	5,704	3,620
ING U.S. BOND INDEX® PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$10.27	$10.25
Value at end of period	$10.87	$10.27
Number of accumulation units outstanding at end of period	740	740
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$8.17	$13.57	$13.61
Value at end of period	$10.77	$8.17	$13.57
Number of accumulation units outstanding at end of period	7,559	7,482	5
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$9.44	$13.91
Value at end of period	$12.13	$9.44
Number of accumulation units outstanding at end of period	7,922	6,993
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.98	$13.25	$13.66
Value at end of period	$11.13	$8.98	$13.25
Number of accumulation units outstanding at end of period	6,875	3,216	153
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$6.86	$9.16
Value at end of period	$8.93	$6.86
Number of accumulation units outstanding at end of period	0	6,810
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$5.42	$8.81	$9.76
Value at end of period	$7.49	$5.42	$8.81
Number of accumulation units outstanding at end of period	312	127	27
NEW PERSPECTIVE FUND®
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.97	$17.64	$15.53
Value at end of period	$15.07	$10.97	$17.64
Number of accumulation units outstanding at end of period	1,195	902	192
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during February 2007)
Value at beginning of period	$37.41	$71.98	$54.52
Value at end of period	$67.99	$37.41	$71.98
Number of accumulation units outstanding at end of period	3,446	2,188	474
PAX WORLD BALANCED FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.87	$14.25	$14.30
Value at end of period	$11.98	$9.87	$14.25
Number of accumulation units outstanding at end of period	2,130	1,771	0

		CFI 7

	Condensed Financial Information (continued)

	2009	2008	2007	2006

PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$11.50	$12.37	$11.19	$11.34
Value at end of period	$13.61	$11.50	$12.37	$11.19
Number of accumulation units outstanding at end of period	39,533	24,275	35	6
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$5.36	$12.84	$12.93
Value at end of period	$9.37	$5.36	$12.84
Number of accumulation units outstanding at end of period	3,202	2,894	1,349
SMALLCAP WORLD FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.34
Value at end of period	$8.44
Number of accumulation units outstanding at end of period	78
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2006)
Value at beginning of period	$23.17	$21.80	$19.67	$18.74
Value at end of period	$27.54	$23.17	$21.80	$19.67
Number of accumulation units outstanding at end of period	5,067	3,054	240	5
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during January 2007)
Value at beginning of period	$9.34	$15.32	$13.79
Value at end of period	$12.56	$9.34	$15.32
Number of accumulation units outstanding at end of period	27,350	18,493	1,593
WANGER INTERNATIONAL
(Funds were first received in this option during October 2007)
Value at beginning of period	$5.75	$10.57	$11.18
Value at end of period	$8.61	$5.75	$10.57
Number of accumulation units outstanding at end of period	621	107	3,030
WANGER SELECT
(Funds were first received in this option during June 2007)
Value at beginning of period	$8.48	$16.64	$18.02
Value at end of period	$14.09	$8.48	$16.64
Number of accumulation units outstanding at end of period	3,723	1,437	47

		TABLE II
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES OF 0.50%
	(Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006

ALGER GREEN FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.38
Value at end of period	$13.02
Number of accumulation units outstanding at end of period	1,359
AMANA GROWTH FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$9.03
Value at end of period	$9.68
Number of accumulation units outstanding at end of period	3,585

		CFI 8

Condensed Financial Information (continued)

	2009	2008	2007	2006

AMANA INCOME FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$9.43
Value at end of period	$9.97
Number of accumulation units outstanding at end of period	1,604
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.20
Value at end of period	$10.75
Number of accumulation units outstanding at end of period	8,279
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$5.80	$8.94
Value at end of period	$8.07	$5.80
Number of accumulation units outstanding at end of period	3,790	3,808
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.11	$8.96
Value at end of period	$8.04	$6.11
Number of accumulation units outstanding at end of period	343	239
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$11.75	$19.88	$16.80	$13.86
Value at end of period	$16.27	$11.75	$19.88	$16.80
Number of accumulation units outstanding at end of period	1,915,626	1,541,793	1,011,770	410,203
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$13.78	$24.10	$20.60	$18.53
Value at end of period	$18.61	$13.78	$24.10	$20.60
Number of accumulation units outstanding at end of period	2,280,121	2,189,447	1,753,796	1,082,527
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$9.66	$16.93	$16.76	$14.01
Value at end of period	$12.52	$9.66	$16.93	$16.76
Number of accumulation units outstanding at end of period	1,418,008	1,444,799	1,241,963	682,997
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$12.31	$18.47	$19.01	$16.34
Value at end of period	$15.82	$12.31	$18.47	$19.01
Number of accumulation units outstanding at end of period	835,057	808,893	637,501	155,795
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.13	$9.08
Value at end of period	$8.13	$6.13
Number of accumulation units outstanding at end of period	20,641	4,779
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$11.51	$15.75	$16.30	$14.19
Value at end of period	$15.54	$11.51	$15.75	$16.30
Number of accumulation units outstanding at end of period	143,705	27,666	13,680	18,387
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$11.26	$20.07	$17.32	$14.45
Value at end of period	$13.47	$11.26	$20.07	$17.32
Number of accumulation units outstanding at end of period	232,508	342,688	401,617	29,039

		CFI 9

	Condensed Financial Information (continued)

	2009	2008	2007	2006

ING BARON ASSET PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$6.44	$10.99	$10.14	$9.22
Value at end of period	$8.61	$6.44	$10.99	$10.14
Number of accumulation units outstanding at end of period	22,840	37,555	28,380	7,425
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$11.16	$19.09	$18.08	$15.77
Value at end of period	$15.01	$11.16	$19.09	$18.08
Number of accumulation units outstanding at end of period	1,413,949	1,201,988	904,525	129,971
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$7.33	$12.08	$11.38
Value at end of period	$9.49	$7.33	$12.08
Number of accumulation units outstanding at end of period	16,099	11,604	3,552
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$3.14	$5.24	$4.43	$4.15
Value at end of period	$4.77	$3.14	$5.24	$4.43
Number of accumulation units outstanding at end of period	563,799	457,811	331,936	171,422
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.72	$9.75
Value at end of period	$8.94	$6.72
Number of accumulation units outstanding at end of period	796,150	628,609
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$6.19	$10.12	$12.36	$10.48
Value at end of period	$8.37	$6.19	$10.12	$12.36
Number of accumulation units outstanding at end of period	739,250	808,288	653,933	183,195
ING DAVIS NEW YORK VENTURE PORTFOLIO
Value at beginning of period	$13.30	$22.00	$21.23	$18.74
Value at end of period	$17.42	$13.30	$22.00	$21.23
Number of accumulation units outstanding at end of period	71,562	39,317	21,209	13,729
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
Value at beginning of period	$9.78	$13.79	$12.76	$11.26
Value at end of period	$11.69	$9.78	$13.79	$12.76
Number of accumulation units outstanding at end of period	32,694	19,677	10,028	7,874
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.28	$9.36
Value at end of period	$13.16	$9.28
Number of accumulation units outstanding at end of period	28,245	3,678
ING FIDELITY® VIP MID CAP PORTFOLIO
Value at beginning of period	$7.36	$12.29	$10.74	$9.88
Value at end of period	$10.20	$7.36	$12.29	$10.74
Number of accumulation units outstanding at end of period	965,420	911,209	329,060	10,207
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$9.13	$15.07	$13.23	$11.88
Value at end of period	$12.64	$9.13	$15.07	$13.23
Number of accumulation units outstanding at end of period	619,870	295,965	94,324	$47,840

		CFI 10

Condensed Financial Information (continued)

	2009	2008	2007	2006

ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$6.68	$10.79	$10.64
Value at end of period	$8.64	$6.68	$10.79
Number of accumulation units outstanding at end of period	84,871	44,761	8,718
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$9.69	$15.51	$14.85	$13.02
Value at end of period	$11.88	$9.69	$15.51	$14.50
Number of accumulation units outstanding at end of period	572,860	594,639	350,930	342,528
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$15.52	$24.98	$23.80	$21.85
Value at end of period	$20.34	$15.52	$24.98	$23.80
Number of accumulation units outstanding at end of period	416,193	452,410	477,321	432,043
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$11.56	$17.49	$18.74	$16.55
Value at end of period	$14.36	$11.56	$17.49	$18.74
Number of accumulation units outstanding at end of period	348,307	399,729	341,597	387,810
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$15.10	$16.58	$15.72	$15.18
Value at end of period	$16.76	$15.10	$16.58	$15.72
Number of accumulation units outstanding at end of period	505,538	463,234	389,230	299,042
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$5.97
Value at end of period	$7.57
Number of accumulation units outstanding at end of period	78,707
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$10.98	$19.27	$17.08	$13.26
Value at end of period	$13.89	$10.98	$19.27	$17.08
Number of accumulation units outstanding at end of period	202,993	296,268	360,257	72,092
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$5.81	$11.44	$10.88
Value at end of period	$7.88	$5.81	$11.44
Number of accumulation units outstanding at end of period	1,079,823	1,051,207	402,977
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$8.98	$12.89	$13.17	$11.35
Value at end of period	$11.38	$8.98	$12.89	$13.17
Number of accumulation units outstanding at end of period	82,444	65,526	34,384	7,333
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$5.98	$9.88	$10.09	$9.20
Value at end of period	$7.87	$5.98	$9.88	$10.09
Number of accumulation units outstanding at end of period	228,028	245,385	191,216	285,289
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.60	$10.23
Value at end of period	$8.49	$6.60
Number of accumulation units outstanding at end of period	85,584	95,443
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$9.29	$18.50	$15.42	$13.13
Value at end of period	$12.72	$9.29	$18.50	$15.42
Number of accumulation units outstanding at end of period	55,916	62,280	53,994	27,546

		CFI 11

	Condensed Financial Information (continued)

	2009	2008	2007	2006

ING MFS UTILITIES PORTFOLIO
Value at beginning of period	$11.72	$18.92	$14.92	$11.47
Value at end of period	$15.49	$11.72	$18.92	$14.92
Number of accumulation units outstanding at end of period	267,963	236,809	172,393	16,461
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.89	$13.60	$12.99	$12.45
Value at end of period	$13.86	$13.89	$13.60	$12.99
Number of accumulation units outstanding at end of period	1,424,386	1,857,131	1,202,284	214,602
ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$9.04	$15.22	$14.35	$12.22
Value at end of period	$12.55	$9.04	$15.22	$14.35
Number of accumulation units outstanding at end of period	1,325,428	1,281,594	1,353,299	1,129,666
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
Value at beginning of period	$10.00	$11.90	$10.99	$10.19
Value at end of period	$12.10	$10.00	$11.90	$10.99
Number of accumulation units outstanding at end of period	579,987	538,205	391,046	240,769
ING PIMCO HIGH YIELD PORTFOLIO
Value at beginning of period	$9.01	$11.69	$11.42	$10.54
Value at end of period	$13.39	$9.01	$11.69	$11.42
Number of accumulation units outstanding at end of period	113,811	87,761	59,052	17,763
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$6.42	$9.23	$9.43
Value at end of period	$7.19	$6.42	$9.23
Number of accumulation units outstanding at end of period	1,345,805	1,238,565	751,731
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$7.41	$11.37	$10.85	$10.30
Value at end of period	$9.17	$7.41	$11.37	$10.85
Number of accumulation units outstanding at end of period	98,512	119,890	98,451	49,010
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$7.89	$11.23	$10.63	$10.15
Value at end of period	$13.11	$7.89	$11.23	$10.63
Number of accumulation units outstanding at end of period	198,272	154,035	136,420	17,939
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$7.48	$11.21	$10.65	$9.55
Value at end of period	$9.33	$7.48	$11.21	$10.65
Number of accumulation units outstanding at end of period	1,146,227	1,140,145	939,901	15,117
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.34
Value at end of period	$12.15
Number of accumulation units outstanding at end of period	25,107
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.66	$9.02
Value at end of period	$8.20	$6.66
Number of accumulation units outstanding at end of period	142,094	1,423

		CFI 12

	Condensed Financial Information (continued)

	2009	2008	2007	2006

ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.07
Value at end of period	$11.89
Number of accumulation units outstanding at end of period	28,787
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.42
Value at end of period	$12.88
Number of accumulation units outstanding at end of period	40,684
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$5.94	$9.31
Value at end of period	$8.29	$5.94
Number of accumulation units outstanding at end of period	1,726	554
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.98	$10.10
Value at end of period	$8.79	$6.98
Number of accumulation units outstanding at end of period	1,543	787
ING SOLUTION 2015 PORTFOLIO
Value at beginning of period	$8.96	$12.31	$11.83	$10.73
Value at end of period	$10.91	$8.96	$12.31	$11.83
Number of accumulation units outstanding at end of period	330,622	231,754	151,358	44,452
ING SOLUTION 2025 PORTFOLIO
Value at beginning of period	$8.41	$12.79	$12.28	$10.96
Value at end of period	$10.53	$8.41	$12.79	$12.28
Number of accumulation units outstanding at end of period	305,840	205,308	86,634	25,973
ING SOLUTION 2035 PORTFOLIO
Value at beginning of period	$8.29	$13.23	$12.63	$11.12
Value at end of period	$10.59	$8.29	$13.23	$12.63
Number of accumulation units outstanding at end of period	351,861	228,490	81,083	31,164
ING SOLUTION 2045 PORTFOLIO
Value at beginning of period	$8.17	$13.66	$12.97	$11.33
Value at end of period	$10.56	$8.17	$13.66	$12.97
Number of accumulation units outstanding at end of period	231,366	149,503	44,478	15,263
ING SOLUTION MODERATE PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$7.67	$8.05
Value at end of period	$9.19	$7.67
Number of accumulation units outstanding at end of period	6,410	428
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.51
Value at end of period	$8.59
Number of accumulation units outstanding at end of period	88
ING SOLUTION INCOME PORTFOLIO
Value at beginning of period	$9.60	$11.58	$11.06	$10.36
Value at end of period	$11.20	$9.60	$11.58	$11.06
Number of accumulation units outstanding at end of period	39,728	53,963	72,216	45,576
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$11.46	$15.07	$14.31	$13.28
Value at end of period	$13.44	$11.46	$15.07	$14.31
Number of accumulation units outstanding at end of period	70,546	36,749	16,058	13,310

		CFI 13

	Condensed Financial Information (continued)

	2009	2008	2007	2006

ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$9.13	$14.35	$13.73	$12.19
Value at end of period	$11.37	$9.13	$14.35	$13.73
Number of accumulation units outstanding at end of period	232,238	129,715	52,777	38,454
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$10.04	$14.52	$13.83	$12.50
Value at end of period	$12.17	$10.04	$14.52	$13.83
Number of accumulation units outstanding at end of period	205,320	156,719	161,701	94,487
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$9.39	$13.02	$12.53	$10.99
Value at end of period	$12.45	$9.39	$13.02	$12.53
Number of accumulation units outstanding at end of period	4,344,384	3,156,636	1,934,744	39,912
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
Value at beginning of period	$7.99	$14.13	$12.52	$11.54
Value at end of period	$11.64	$7.99	$14.13	$12.52
Number of accumulation units outstanding at end of period	645,673	574,121	424,163	565,761
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$11.95	$18.68	$18.22	$15.37
Value at end of period	$14.87	$11.95	$18.68	$18.22
Number of accumulation units outstanding at end of period	338,443	211,118	150,263	61,343
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$10.18	$17.71	$16.20	$14.37
Value at end of period	$14.49	$10.18	$17.71	$16.20
Number of accumulation units outstanding at end of period	388,270	316,429	250,855	424,529
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.61	$12.88	$11.23	$10.29
Value at end of period	$9.98	$7.61	$12.88	$11.23
Number of accumulation units outstanding at end of period	0	0	69,960	673
ING U.S. BOND INDEX® PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.29
Value at end of period	$10.78
Number of accumulation units outstanding at end of period	2,626
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$8.16	$13.61	$13.52	$11.86
Value at end of period	$10.69	$8.16	$13.61	$13.52
Number of accumulation units outstanding at end of period	126,740	137,355	153,982	136,454
ING VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$9.13	$14.44	$14.85	$12.88
Value at end of period	$11.67	$9.13	$14.44	$14.85
Number of accumulation units outstanding at end of period	123,761	144,880	138,953	152,560
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$8.82	$13.08	$12.81	$11.10
Value at end of period	$10.87	$8.82	$13.08	$12.81
Number of accumulation units outstanding at end of period	377,644	327,917	293,847	79,372
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
Value at beginning of period	$6.77	$10.12	$10.56	$10.08
Value at end of period	$8.77	$6.77	$10.12	$10.56
Number of accumulation units outstanding at end of period	23,393	16,805	19,420	22,274

		CFI 14

	Condensed Financial Information (continued)

	2009	2008	2007	2006

LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$5.37	$8.78	$10.17
Value at end of period	$7.39	$5.37	$8.78
Number of accumulation units outstanding at end of period	38,125	21,513	10,851
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.19	$9.40
Value at end of period	$9.19	$7.19
Number of accumulation units outstanding at end of period	5,130	1,313
NEW PERSPECTIVE FUND®
(Funds were first received in this option during January 2006)
Value at beginning of period	$10.71	$17.32	$15.02	$13.23
Value at end of period	$14.65	$10.71	$17.32	$15.02
Number of accumulation units outstanding at end of period	632,682	494,220	228,690	163,750
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$35.87	$69.37	$52.09	$41.82
Value at end of period	$64.87	$35.87	$69.37	$52.09
Number of accumulation units outstanding at end of period	290,951	176,630	129,545	44,019
PAX WORLD BALANCED FUND
Value at beginning of period	$9.47	$13.73	$12.61	$11.79
Value at end of period	$11.43	$9.47	$13.73	$12.61
Number of accumulation units outstanding at end of period	214,682	205,673	58,216	17,955
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$11.23	$12.15	$11.04	$11.01
Value at end of period	$13.23	$11.23	$12.15	$11.04
Number of accumulation units outstanding at end of period	862,847	413,595	191,317	62,666
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$5.32	$12.79	$10.35
Value at end of period	$9.25	$5.32	$12.79
Number of accumulation units outstanding at end of period	393,992	458,375	385,205
RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.20	$8.84
Value at end of period	$7.86	$6.20
Number of accumulation units outstanding at end of period	8,607	1,352
SMALLCAP WORLD FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$5.48	$8.95
Value at end of period	$8.37	$5.48
Number of accumulation units outstanding at end of period	2,797	1,025
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$22.33	$21.11	$19.14	$16.96
Value at end of period	$26.41	$22.33	$21.11	$19.14
Number of accumulation units outstanding at end of period	768,873	555,983	321,712	70,439
THE BOND FUND OF AMERICASM
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.74	$9.78
Value at end of period	$9.99	$8.74
Number of accumulation units outstanding at end of period	11,517	1,854

		CFI 15

	Condensed Financial Information (continued)

	2009	2008	2007	2006

THE GROWTH FUND OF AMERICA®
Value at beginning of period	$9.12	$15.04	$13.64	$12.36
Value at end of period	$12.21	$9.12	$15.04	$13.64
Number of accumulation units outstanding at end of period	3,715,843	2,946,765	1,970,670	759,533
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$5.70	$10.53	$10.14
Value at end of period	$8.50	$5.70	$10.53
Number of accumulation units outstanding at end of period	480,500	408,172	301,600
WANGER SELECT
(Funds were first received in this option during January 2006)
Value at beginning of period	$8.28	$16.34	$15.01	$13.08
Value at end of period	$13.69	$8.28	$16.34	$15.01
Number of accumulation units outstanding at end of period	770,789	771,205	805,446	102,387
WANGER USA
Value at beginning of period	$8.70	$14.49	$13.82	$12.88
Value at end of period	$12.31	$8.70	$14.49	$13.82
Number of accumulation units outstanding at end of period	201,002	153,558	135,710	68,572

		CFI 16

FOR MASTER APPLICATIONS ONLY

I hereby acknowledge receipt of a Variable Annuity Account C prospectus dated April 30, 2010, as well as all current prospectuses for the funds available under the Contracts.

____Please send a Variable Annuity Account C Statement of Additional Information (Form No. SAI.134760-10) dated April 30, 2010.

CONTRACT HOLDER’S SIGNATURE

DATE

PRO.134760-10

                                                                                 PART B

VARIABLE ANNUITY ACCOUNT C
OF
ING LIFE INSURANCE AND ANNUITY COMPANY

Statement of Additional Information dated April 30, 2010
For
UNIVERSITY OF TEXAS SYSTEM RETIREMENT PROGRAMS

Group Variable Annuity Contracts

This statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account C (the “Separate Account”) dated April 30, 2010.

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

ING
USFS Customer Service
Defined Contribution Administration
P.O. Box 990063
Windsor, CT 06095-0063

1-800-262-3862

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional
Information have the same meaning as in the prospectus.

TABLE OF CONTENTS

Page
General Information and History	2
Variable Annuity Account C	2
Offering and Purchase of Contracts	3
Income Phase Payments	3
Sales Material and Advertising	4
Experts	5
Financial Statements of the Separate Account	S-1
Consolidated Financial Statements of ING Life Insurance and Annuity Company	C-1

1

GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the Company, we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was
known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna
Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in
1954).

The Company is an indirect wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management and is a direct, wholly owned subsidiary of Lion
Connecticut Holdings Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at One Orange Way, Windsor, Connecticut 06095-4774.

The Company serves as the depositor for the separate account.

Other than the mortality and expense risk charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative costs or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “Fees” in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange
Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contract. We may make additions to, deletions from or substitution of available variable investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization.

Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectuses and statements of additional information for each of the funds.

2

OFFERING AND PURCHASE OF CONTRACTS

The Company’s subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for contracts. ING
Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING
Financial Advisers, LLC is also a member of the Financial Industry Regulatory Authority and the Securities Investor
Protection Corporation. ING Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor,
Connecticut 06095-4774. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections titled “Contract – Ownership and Rights” and “Your Account Value.”

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending December 31,
2009, 2008 and 2007 amounted to $44,259,566.54, $43,901,529.15, and $44,267,199.63 respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity
Account C of ING Life Insurance and Annuity Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “The Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the payment option and investment options elected.

The Annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. When you select variable income payments, your account value purchases annuity units of the separate account subaccounts corresponding to the funds you select. The number of annuity units purchased is based on your account value and the value of each unit on the day the annuity units are purchased.
Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis.

Income phase payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “Your Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.
The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

3

EXAMPLE:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant’s first monthly income phase payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of Annuity
Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account
30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation
($13.400000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts.
We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones
Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s Corporation and
Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s Variable Annuity/Life Performance Report and
Lipper’s Variable Insurance Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize funds in terms of the asset classes they represent and use such categories in marketing material for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports, such as The Wall Street Journal,
Money Magazine, USA Today and The VARDS Report.

4

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-
deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

EXPERTS

The statements of assets and liabilities of the Variable Annuity Account C, of ING Life Insurance and Annuity
Company, as of December 31, 2009, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and consolidated financial statements of ING Life Insurance and
Annuity Company as of
December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard, Atlanta, GA
30308.

5

Form No. SAI.134760-10	ILIAC Ed. April 2010

VARIABLE ANNUITY ACCOUNT C
PART C - OTHER INFORMATION

Item 24.	Financial Statements and Exhibits
(a)	Financial Statements:
(1)		Included in Part A:
Condensed Financial Information
(2)		Included in Part B:
Financial Statements of Variable Annuity Account C:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2009
		-	Statements of Operations for the year ended December 31, 2009
		-	Statements of Changes in Net Assets for the years ended December 31, 2009 and 2008
		-	Notes to Financial Statements
Consolidated Financial Statements of ING Life Insurance and Annuity Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Consolidated Statements of Operations for the years ended December 31,
2009, 2008 and 2007
		-	Consolidated Balance Sheets as of December 31, 2009 and 2008
		-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2009, 2008 and 2007
		-	Consolidated Statements of Cash Flows for the years ended December 31,
2009, 2008 and 2007
		-	Notes to Consolidated Financial Statements

(b) Exhibits
	(1)		Resolution establishing Variable Annuity Account C ·Incorporated by reference to
Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No.
033-75986), as filed on April 22, 1996.
	(2)		Not applicable
	(3.1)		Standard Form of Broker-Dealer Agreement ·Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-
81216), as filed on April 11, 2006.
	(3.2)		Underwriting Agreement dated November 17, 2006 between ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC ·Incorporated by reference to
Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No.
033-75996), as filed on December 20, 2006.
	(4.1)		Variable Annuity Contract G-CDA(12/99)(TX-GE) ·Incorporated by reference to
Registration Statement on Form N-4 (File No. 333-134760), as filed on June 6, 2006.
	(4.2)		Variable Annuity Contract Certificate (C-CDA(12/99)(TX-GE) ·Incorporated by
reference to Registration Statement on Form N-4 (File No. 333-134760), as filed on
June 6, 2006.

(4.3)	Endorsement (EEGTRRA-HEG(01)) to Contract (G-CDA(12/99)(TX-GE) and
Contract Certificate (C-CDA(12/99)(TX-GE) ·Incorporated by reference to Post-
Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 033-
81216), as filed on February 15, 2002.
(4.4)	Endorsement (E-GLOANA(1/02)-TX) to Contract G-CDA(12/99)(TX-GE) and
Contract Certificate (C-CDA(12/99)(TX-GE) ·Incorporated by reference to
Registration Statement on Form N-4 (File No. 333-134760), as filed on June 6, 2006.
(4.5)	Endorsement (E-LNDFLT(1/04)) to Contract G-CDA(12/99)(TX-GE) and Contract
Certificate (C-CDA(12/99)(TX-GE) ·Incorporated by reference to Registration
Statement on Form N-4 (File No. 333-134760), as filed on June 6, 2006.
(4.6)	Endorsement E-R403B-05 to Contract G-CDA(12/99)(TX-GE) and Contract
Certificate (C-CDA(12/99)(TX-GE) ·Incorporated by reference to Post-Effective
Amendment No. 43 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on April 14, 2006.
(4.7)	Endorsement E-MMGDB(12/99) to Contract G-CDA(12/99)(TX-GE) and Contract
Certificate (C-CDA(12/99)(TX-GE) ·Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 16, 2000.
(4.8)	Endorsement (E-MMFPEX-99R) to Contract G-CDA(12/99)(TX-GE) and Contract
Certificate C-CDA(12/99)(TX-GE) ·Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 16, 2000.
(4.9)	Endorsement (E-TXUT-415(m)06) to Contract G-CDA(12/99) (TX-GE) and Contract
Certificate (C-CDA(12/99)(TX-GE) ·Incorporated by reference to Post-Effective
Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-134760), as
filed on April 12, 2007.
(4.10)	Endorsement E-MMLOAN (12/99)(A) to Contract G-CDA(12/99) (TX-GE) and
Contract Certificate C-CDA(12/99)(TX-GE) ·Incorporated by reference to
Registration Statement on Form N-4 (File No. 333-134760), as filed on June 6, 2006.
(4.11)	Contract Schedule I Accumulation Phase (Retirement Master) to Contract G-
CDA(12/99) (TX-GE) and Contract Certificate C-CDA(12/99)(TX-GE) ·
Incorporated by reference to Registration Statement on Form N-4 (File No. 333-
134760), as filed on June 6, 2006.
(4.12)	Contract Schedule I Accumulation Phase (Voluntary TDA Plus) to Contract G-
CDA(12/99) (TX-GE) and Contract Certificate C-CDA(12/99)(TX-GE) ·
Incorporated by reference to Registration Statement on Form N-4 (File No. 333-
134760), as filed on June 6, 2006.
(4.13)	Endorsement E-403bR-09 to Contract G-CDA(12/99)(TX-GE) and Contract
Certificate C-CDA(12/99)(TX-GE) · Incorporated by reference to Post-Effective
Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-134760), as
filed on April 14, 2009.

(4.14)	Endorsement E-403bTERM-08 to Contract G-CDA(12/99)(TX-GE) and Contract
Certificate C-CDA(12/99)(TX-GE) ·Incorporated by reference to Post-Effective
Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-134760), as
filed on April 14, 2009.
(4.15)	Endorsement E-TPA-08 to Contract G-CDA(12/99)(TX-GE) and Contract Certificate
C-CDA(12/99)(TX-GE) ·Incorporated by reference to Post-Effective Amendment
No. 7 to Registration Statement on Form N-4 (File No. 333-134760), as filed on April
14, 2009.
(5)	Variable Annuity Contract Application ·Incorporated by reference to Registration
Statement on Form N-4 (File No. 333-134760), as filed on June 6, 2006.
(6.1)	Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of
ING Life Insurance and Annuity Company ·Incorporated by reference to ING Life
Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.
(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company,
effective October 1, 2007 ·Incorporated by reference to ING Life Insurance and
Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on
March 31, 2008.
(7)	Not applicable
(8.1)	(Retail) Participation Agreement dated as of October 1, 2000 by and among AIM
Equity Funds, AIM Distributors, Inc., and Aetna Life Insurance and Annuity
Company ·Incorporated by reference to Registration Statement on Form N-4 (File
No. 333-105479), as filed on May 22, 2003.
(8.2)	(Retail) Amendment No. 1 dated January 1, 2003 to Participation Agreement dated as of October 1, 2000 by and among AIM Equity Funds, AIM Distributors, Inc., and
ING Life Insurance and Annuity Company (f/k/a Aetna Life Insurance and Annuity
Company) ·Incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 (File No. 333-105479), as filed on April 21,
2004.
(8.3)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between AIM Investment Services, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. ·Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.4)	(Retail) Amended and Restated Selling and Services Agreement and Fund
Participation Agreement entered into as of May 1, 2008 between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Fred Alger & Company,
Incorporated ·Incorporated by reference to Post-Effective Amendment No. 54 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.
(8.5)	(Retail) First Amendment dated February 5, 2009 to the Amended and Restated

Selling and Services Agreement and Fund Participation Agreement dated as of May 1,
2008 between ING Life Insurance and Annuity Company, ING Financial Advisers,
LLC and Fred Alger & Company, Incorporated ·Incorporated by reference to Post-
Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 9, 2009.
(8.6)	(Retail) Second Amendment dated as of October 1, 2009 to the Amended and
Restated Selling and Services Agreement and Fund Participation Agreement dated as of May 1, 2008, as amended, between ING Life Insurance and Annuity Company,
ING Institutional Plan Services, LLP, ING Financial Advisers, LLC and Fred Alger &
Company, Incorporated · Incorporated by reference to Post-Effective Amendment No.
56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December
18, 2009.
(8.7)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fred Alger & Company, Incorporated, ING Life Insurance
and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. ·Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9,
2009.
(8.8)	(Retail) Selling and Services Agreement and Fund Participation Agreement between
ING Life Insurance and Annuity Company and Saturna Brokerage Services Inc.
(Amana Funds) ·Incorporated by reference to Post-Effective Amendment No. 53 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18,
2008.
(8.9)	Rule 22c-2 Agreement dated May 1, 2008 between Saturna Brokerage Services, Inc.
(Amana Funds), ING Life Insurance and Annuity Company, ING National Trust, ING
USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc. ·Incorporated by reference to Post-Effective Amendment No. 53 to Registration Statement on Form N-4 (File No.
333-01107), as filed on August 18, 2008.
(8.10)	(Retail) Fund Participation Agreement dated as of July 1, 2000 between Aetna Life
Insurance and Annuity Company, American Century Services Corporation, and
American Century Investment Services, Inc. ·Incorporated by reference to Post-
Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on December 13, 2000.
(8.11)	(Retail) Amendment No. 1 effective November 7, 2003 to Fund Participation
Agreement dated as of July 1, 2000 between ING Life Insurance and Annuity
Company and American Century Investment Services, Inc. ·Incorporated by
reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-
4 (File No. 033-75962), as filed on April 13, 2004.
(8.12)	(Retail) Amendment No. 2 effective October 1, 2004 to Fund Participation Agreement between ING Life Insurance and Annuity Company and American Century
Investment Services ·Incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 10,
2007.
(8.13)	(Retail) Amendment No. 3 effective April 1, 2007 to Fund Participation Agreement dated as of July 1, 2000 between ING Life Insurance and Annuity Company,
American Century Investment Services, Inc. and American Century Services, LLC ·
Incorporated by reference to Post-Effective Amendment No. 10 to Registration
Statement on Form N-4 (File No. 333-105479), as filed on April 11, 2008.
(8.14)	(Retail) Selling and Services Agreement dated July 1, 2000 by and among Aetna
Investment Services, Inc., Aetna Life Insurance and Annuity Company and American
Century Investment Services ·Incorporated by reference to Post-Effective
Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on April 10, 2007.
(8.15)	(Retail) Amendment No. 1 effective November 7, 2003 to the Selling and Services
Agreement dated July 1, 2000 by and among ING Financial Advisers, LLC (formerly known as Aetna Investment Services, Inc.), ING Life Insurance and Annuity
Company (formerly known as Aetna Life Insurance and Annuity Company) and
American Century Investment Services, Inc. ·Incorporated by reference to Post-
Effective Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 10, 2007.
(8.16)	(Retail) Amendment No. 2 effective October 1, 2004 to the Selling and Services
Agreement dated July 1, 2000 and amended on November 7, 2003 by and among ING
Financial Advisers, LLC (formerly known as Aetna Investment Services, Inc.), ING
Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and
Annuity Company) and American Century Investment Services, Inc. ·Incorporated
by reference to Post-Effective Amendment No. 48 to Registration Statement on Form
N-4 (File No. 033-75962), as filed on April 10, 2007.
(8.17)	(Retail) Amendment No. 3 effective April 1, 2007 to the Selling and Services
Agreement dated July 1, 2000 and amended on November 7, 2003 and October 1,
2004 by and among ING Financial Advisers, LLC (formerly known as Aetna
Investment Services, Inc.), ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company), American Century
Investment Services, Inc. and American Century Services, LLC ·Incorporated by
reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-
4 (File No. 333-105479), as filed on April 11, 2008.
(8.18)	(Retail) Fourth Amendment dated as of April 6, 2009 to the Selling and Services
Agreement dated July 1, 2000 as amended on November 7, 2003, October 1, 2004 and
April 1, 2007 by and between ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company), ING Institutional Plan
Services, LLP, ING Financial Advisers, LLC (formerly known as Aetna Investment
Services, Inc.), American Century Investment Services, Inc. and American Century
Services, LLC ·Incorporated by reference to Post-Effective Amendment No. 56 to

Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18,
2009.
(8.19)	Rule 22c-2 Agreement dated April 4, 2007 and is effective as of October 16, 2007 between American Century Investment Services, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. ·Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.20)	(Retail) Participation Agreement dated as of January 1, 2003 by and among ING Life
Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, American Funds Distributors, Inc. and American
Funds Service Company ·Incorporated by reference to Post-Effective Amendment
No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 16, 2005.
(8.21)	(Retail) First Amendment is made and entered into as of January 3, 2006 to the
Participation Agreement dated January 1, 2003 by and among ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, American Funds Distributors, Inc. and American Funds
Service Company ·Incorporated by reference to Post-Effective Amendment No. 47 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on November 21,
2006.
(8.22)	(Retail) Second Amendment effective November 1, 2006 to the Participation
Agreement dated January 1, 2003, and as amended on January 3, 2006, by and among
American Funds Distributors, Inc., American Funds Service Company, ING Life
Insurance and Annuity Company, ReliaStar Life Insurance Company and ReliaStar
Life Insurance Company of New York ·Incorporated by reference to Post-Effective
Amendment No. 46 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 15, 2008.
(8.23)	(Retail) Third Amendment effective February 1, 2007 to the Participation Agreement dated January 1, 2003, and as amended on January 3, 2006 and on November 1, 2006, by and among American Funds Distributors, Inc., American Funds Service Company,
ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company and
ReliaStar Life Insurance Company of New York · Incorporated by reference to Post-
Effective Amendment No. 46 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 15, 2008.

(8.24)	(Retail) Fourth Amendment effective as of October 1, 2008 to the Participation
Agreement dated January 1, 2003, and as amended on January 3, 2006, November 1,
2006 and February 1, 2007, by and among American Funds Distributors, Inc.,
American Funds Service Company, ING Life Insurance and Annuity Company,
ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New
York ·Incorporated by reference to Post-Effective Amendment No. 54 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on November 18, 2008.
(8.25)	(Retail) Fifth Amendment effective as of January 30, 2009 to the Participation
Agreement dated January 1, 2003, and as amended on January 3, 2006, November 1,
2006, February 1, 2007 and October 1, 2008, by and among American Funds
Distributors, Inc., American Funds Service Company, ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance
Company of New York · Incorporated by reference to Post-Effective Amendment No.
54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9,
2009.
(8.26)	(Retail) Sixth Amendment effective May 1, 2009 to the Participation Agreement dated
January 1, 2003, and as amended on January 3, 2006, November 1, 2006, February 1,
2007, October 1, 2008 and January 30, 2009, by and among ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, American Funds Distributors, Inc. and American Funds
Service Company ·Incorporated by reference to Post-Effective Amendment No. 55 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2010.
(8.27)	(Retail) Selling Group Agreement with Aetna Investment Services, Inc. and American
Funds Distributors, Inc. dated June 30, 2000 ·Incorporated by reference to Post-
Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on December 16, 2005.
(8.28)	(Retail) Supplemental Selling Group Agreement with Aetna Investment Services, Inc.
and American Funds Distributors, Inc. dated June 30, 2000 ·Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on December 16, 2005.
(8.29)	(Retail) Omnibus addendum (R shares) dated February 6, 2004 and effective as of
January 1, 2003 to the Selling Group Agreement with ING Financial Advisers, LLC
(formerly known as Aetna Investment Services, Inc.) and American Funds
Distributors, Inc. dated June 30, 2000 ·Incorporated by reference to Post-Effective
Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on December 16, 2005.
(8.30)	Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on
October 16, 2007 between American Funds Service Company, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. ·Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,

2007.
(8.31)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
November 30, 2006 by and among ING Life Insurance and Annuity Company, ING
Financial Advisers, LLC, Artisan Partners Limited Partnership and Artisan
Distributors LLC ·Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11,
2008.
(8.32)	(Retail) First Amendment effective February 4, 2009 to the Selling and Services
Agreement and Fund Participation Agreement dated November 30, 2006 by and among ING Life Insurance and Annuity Company, ING Institutional Plan Services,
LLP, ING Financial Advisers, LLC, Artisan Partners Limited Partnership and Artisan
Distributors LLC • Incorporated by reference to Post-Effective Amendment No. 5 to
Registration Statement on Form N-4 (File No. 333-130822), as filed on April 9, 2009.
(8.33)	Rule 22c-2 Agreement dated as of April 16, 2007 and is effective as of October 16,
2007 between Artisan Distributors LLC, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.
(8.34)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
October 5, 2006 among ING Life Insurance and Annuity Company, ING Financial
Advisers, LLC and BlackRock Distributors, Inc. ·Incorporated by reference to Post-
Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 9, 2009.
(8.35)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between BlackRock Distributors, Inc., ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 54 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.
(8.36)	Amended and Restated Participation Agreement as of June 26, 2009 by and among
ING Life Insurance and Annuity Company, Fidelity Distributors Corporation,
Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable
Insurance Products Fund III, Variable Insurance Products Fund IV and Variable
Insurance Products Fund V ·Incorporated by reference to Post-Effective Amendment
No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 18, 2009.

(8.37)	First Amendment as of June 26, 2009 to Participation Agreement as of June 26, 2009
by and among ING Life Insurance and Annuity Company, Fidelity Distributors
Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II,
Variable Insurance Products Fund III, Variable Insurance Products Fund IV and
Variable Insurance Products Fund V ·Incorporated by reference to Post-Effective
Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on December 18, 2009.
(8.38)	Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING Life
Insurance and Annuity Company, Variable Insurance Products Fund, Variable
Insurance Products Fund I, Variable Insurance Products Fund II, Variable Insurance
Products Fund V and Fidelity Distributors Corporation ·Incorporated by reference to
Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No.
033-75962), as filed on July 27, 2007.
(8.39)	Service Agreement effective as of June 1, 2002 by and between Fidelity Investments
Institutional Operations Company, Inc. and ING Financial Advisers, LLC ·
Incorporated by reference to Post-Effective Amendment No. 33 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.
(8.40)	Service Contract effective as of June 1, 2002 and amended on June 20, 2003 by and between Directed Services, Inc., ING Financial Advisers, LLC and Fidelity
Distributors Corporation ·Incorporated by reference to Post-Effective Amendment
No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on
August 5, 2004.
(8.41)	First Amendment effective April 1, 2005 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 ·Incorporated by reference to Post-Effective Amendment
No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.
(8.42)	Second Amendment effective April 1, 2006 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 an amended on June 20, 2003 and April 1, 2005 ·Incorporated by reference to Post-
Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on November 21, 2006.
(8.43)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. ·Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.

(8.44)	Amended and Restated Participation Agreement as of December 30, 2005 by and
among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton
Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York and Directed Services, Inc. ·Incorporated by reference to
Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No.
333-85618), as filed on February 1, 2007.
(8.45)	Amendment effective June 5, 2007 to Amended and Restated Participation Agreement
as of December 30, 2005 by and among Franklin Templeton Variable Insurance
Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and
Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York and Directed
Services, LLC ·Incorporated by reference to Pre-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.
(8.46)	Amended and Restated Administrative Services Agreement executed as of October 3,
2005 between Franklin Templeton Services, LLC, ING Life Insurance and Annuity
Company, ING Insurance Company of America, ING USA Annuity and Life
Insurance Company and ReliaStar Life Insurance Company · Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-
4 (File No. 033-81216), as filed on April 11, 2006.
(8.47)	Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable
Insurance Products Trust) entered into as of April 16, 2007 among
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company,
ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company
and ReliaStar Life Insurance Company of New York ·Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No.
033-75962), as filed on June 15, 2007.
(8.48)	Participation Agreement dated April 30, 2003 among ING Life Insurance and Annuity
Company, The GCG Trust (renamed effective May 1, 2003, ING Investors Trust) and
Directed Services, Inc. ·Incorporated by reference to Post-Effective Amendment No.
54 to Registration Statement on Form N-1A (File No. 033-23512), as filed on August
1, 2003.
(8.49)	Amendment dated October 9, 2006 to the Participation Agreement dated April 30,
2003 among ING Life Insurance and Annuity Company, ING Investors Trust and
Directed Services, Inc. ·Incorporated by reference to Post-Effective Amendment No.
47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.
(8.50)	Participation Agreement dated as of November 28, 2001 among Portfolio Partners,
Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services,
LLC ·Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.

(8.51)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING
Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to
be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and
Aetna Investment Services, LLC (to be renamed ING Financial Advisers, LLC) to
Participation Agreement dated November 28, 2001 ·Incorporated by reference to
Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No.
033-75962), as filed on April 8, 2002.
(8.52)	Amendment dated May 1, 2003 between ING Partners, Inc., ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC to the Participation Agreement
dated as of November 28, 2001 and subsequently amended on March 5, 2002 ·
Incorporated by reference to Post-Effective Amendment No. 28 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on April 10, 2003.
(8.53)	Amendment dated November 1, 2004 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002 and May 1, 2003 ·Incorporated by reference to Post-Effective Amendment
No. 20 to Registration Statement on Form N-1A (File No. 333-32575), as filed on
April 1, 2005.
(8.54)	Amendment dated April 29, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002, May 1, 2003 and November 1, 2004 ·Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-
81216), as filed on April 11, 2006.
(8.55)	Amendment dated August 31, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated November 28, 2001 and subsequently amended on March 5,
2002, May 1, 2003, November 1, 2004 and April 29, 2005 ·Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No.
033-81216), as filed on April 11, 2006.
(8.56)	Amendment dated December 7, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002, May 1, 2003, November 1, 2004, April 29, 2005, and August 31, 2005 ·
Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(8.57)	Amendment dated April 28, 2006 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002, May 1, 2003, November 1, 2004, April 29, 2005, August 31, 2005 and
December 7, 2005 ·Incorporated by reference to Registration Statement on Form N-4
(File No. 333-134760), as filed on June 6, 2006.
(8.58)	Selling and Services Agreement made and entered into as of November 28, 2001 by and among Aetna Investment Services, LLC, Aetna Life Insurance and Annuity
Company and Portfolio Partners, Inc. ·Incorporated by reference to Post-Effective
Amendment No. 55 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on April 8, 2010.
(8.59)	First Amendment to Selling and Services Agreement dated as of July 1, 2009 by and between ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), ING Institutional Plan Services, LLP, ING Financial
Advisers, LLC (formerly Aetna Investment Services, Inc.), and ING Partners, Inc.
(formerly Portfolio Partners, Inc.) ·Incorporated by reference to Post-Effective
Amendment No. 55 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on April 8, 2010.
(8.60)	Shareholder Servicing Agreement (Service Class Shares) dated as of November 27,
2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company
·Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(8.61)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING
Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company
(to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the Shareholder Servicing Agreement (Service Class Shares) dated November 27,
2001 ·Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(8.62)	Amendment dated May 1, 2003 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, as amended on March 5, 2002 ·Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-
4 (File No. 033-75988), as filed on April 10, 2003.
(8.63)	Amendment dated November 1, 2004 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and
Annuity Company dated November 27, 2001, as amended on March 5, 2002 and May
1, 2003 ·Incorporated by reference to Initial Registration Statement on Form N-4
(File No. 333-134760), as filed on June 6, 2006.
(8.64)	Amendment dated April 29, 2005 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003 and November 1, 2004 ·Incorporated by reference to Post Effective Amendment No.
32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11,
2006.
(8.65)	Amendment dated December 7, 2005 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and
Annuity Company dated November 27, 2001, and amended on March 5, 2002, May 1,
2003, November 1, 2004 and April 29, 2005 ·Incorporated by reference to Initial
Registration Statement on Form N-4 (File No. 333-134760), as filed on June 6, 2006.

(8.66)	Amendment dated April 28, 2006 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003,
November 1, 2004, April 29, 2005 and December 7, 2005 ·Incorporated by reference to Registration Statement on Form N-4 (File No. 333-134760), as filed on June 6,
2006.
(8.67)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. ·Incorporated by reference to Registration Statement on Form N-
4 (File No. 333-56297), as filed on June 8, 1998.
(8.68)	Amendment dated November 9, 1998 to Fund Participation Agreement dated as of
May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios,
Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. ·Incorporated by reference to
Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No.
333-56297), as filed on December 14, 1998.
(8.69)	Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. ·Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16,
2000.
(8.70)	Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and
Aeltus Investment Management, Inc. ·Incorporated by reference to Post-Effective
Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on April 4, 2000.

(8.71)	Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of
May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February
11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios,
Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. ·Incorporated by reference to
Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 4, 2000.
(8.72)	Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11,
2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. ·Incorporated by
reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on April 13, 2001.
(8.73)	Sixth Amendment dated as of June 19, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11,
2000, May 1, 2000 and February 27, 2001 among Aetna Life Insurance and Annuity
Company, Aeltus Investment Management, Inc. and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund, on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series ·
Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on April 13, 2004.
(8.74)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable
Portfolios, Inc. on behalf of each of its series ·Incorporated by reference to
Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(8.75)	Amendment dated November 4, 1998 and effective as of October 15, 1998 to Service
Agreement effective as of May 1, 1998 between Aeltus Investment Management, Inc.
and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series ·Incorporated by reference to Post-Effective Amendment
No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on
December 14, 1998.

(8.76)	Second Amendment dated February 11, 2000 to Service Agreement effective as of
May 1, 1998 and amended on November 4, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable
Portfolios, Inc. on behalf of each of its series ·Incorporated by reference to Post-
Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 4, 2000.
(8.77)	Third Amendment dated May 1, 2000 to Service Agreement effective as of May 1,
1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus
Investment Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and
Aetna Variable Portfolios, Inc. on behalf of each of its series ·Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on April 4, 2000.
(8.78)	Fourth Amendment dated as of June 26, 2001 to Service Agreement with Investment
Advisor effective as of May 1, 1998, as amended on November 4, 1998, February 11,
2000 and May 1, 2000 between Aeltus Investment Management, Inc. and Aetna Life
Insurance and Annuity Company in connection with the sale of shares of Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios,
Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series ·Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on April 13, 2004.
(8.79)	Fund Participation Agreement dated as of May 1, 2001 among Pilgrim Variable
Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim
Securities, Inc. ·Incorporated by reference to Post-Effective Amendment No. 26 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on July 13, 2001.
(8.80)	Amendment dated August 30, 2002 between ING Life Insurance and Annuity
Company, ING Variable Products Trust (formerly known as Pilgrim Variable
Products Trust) and ING Funds Distributor to Fund Participation Agreement dated
May 1, 2001 ·Incorporated by reference to Post-Effective Amendment No. 28 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on April 10, 2003.
(8.81)	Administrative and Shareholder Services Agreement dated April 1, 2001 between
ING Funds Services, LLC and ING Life Insurance and Annuity Company
(Administrator for ING Variable Products Trust) ·Incorporated by reference to Post-
Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 033-
75988), as filed on April 10, 2003.

(8.82)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16,
2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.83)	(Retail) Fund Participation Agreement dated as of October 23, 2000 between Aetna
Life Insurance and Annuity Company, The Lazard Funds, Inc. and Lazard Freres &
Co. LLC ·Incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 (File No. 333-134760), as filed on April 12,
2007.
(8.84)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Lazard (and its affiliates), ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrator
Inc. ·Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.
(8.85)	(Retail) Selling and Services Agreement dated as of April 30, 2001 by and among
Aetna Investment Services, LLC, Aetna Life Insurance and Annuity Company and
Loomis Sayles Distributors, L.P. ·Incorporated by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as
filed on April 11, 2008.
(8.86)	(Retail) Letter Agreement dated January 16, 2002 to Selling and Services Agreement dated April 30, 2001 between Aetna Investment Services, LLC, Aetna Life Insurance and Annuity Company and Loomis Sayles Distributors, L.P. ·Incorporated by
reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4
(File No. 333-130822), as filed on April 11, 2008.
(8.87)	(Retail) Letter Agreement dated May 20, 2003 and effective on July 1, 2003 to Selling and Services Agreement dated April 30, 2001 between Aetna Investment Services,
LLC, Aetna Life Insurance and Annuity Company and Loomis Sayles Distributors,
L.P. ·Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.
(8.88)	First Amendment dated March 13, 2009 to the to Selling and Services Agreement
dated April 30, 2001 between ING Financial Services, LLC (formerly Aetna
Investment Services, LLC), ING Institutional Plan Services, LLP, ING Life Insurance
and Annuity Company (formerly Aetna Life Insurance and Annuity Company) and
Natixis Distributors, L.P. (formerly IXIS Asset Management Distributor, L.P.) prior thereto CDC IXIS Asset Management Distributors, L.P. (Loomis Sayles) •
Incorporated by reference to Post-Effective Amendment No. 5 to Registration
Statement on Form N-4 (File No. 333-130822), as filed on April 9, 2009.

(8.89)	Rule 22c-2 Agreement dated March 27, 2007 and is effective as of October 16, 2007 between IXIS Asset Management Distributors, L.P., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrator
Inc. ·Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.
(8.90)	(Retail) Fund Participation Agreement dated August 15, 2000 between Oppenheimer and Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-
Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on December 13, 2000.
(8.91)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Oppenheimer Funds Services, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. ·Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.92)	(Retail) Selling and Services Agreement and Fund Participation Agreement as of
October 15, 2009 by and among ING Life Insurance and Annuity Company, ING
Institutional Plan Services, LLC, ING Financial Advisers, LLC, Pax World Funds
Series Trust I and ALPS Distributors, Inc., ·Incorporated by reference to Post-
Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on December 18, 2009.
(8.93)	(Retail) Rule 22c-2 Agreement dated October 15, 2009 between ALPS Distributors,
Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA
Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar
Life Insurance Company of New York and Systematized Benefits Administrators Inc.
·Incorporated by reference to Post-Effective Amendment No. 56 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.
(8.94)	Participation Agreement dated as of May 1, 2004 among ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance
Trust and PA Distributors LLC ·Incorporated by reference to Post-Effective
Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 11, 2005.
(8.95)	First Amendment dated August 15, 2007 to Participation Agreement among ING Life
Insurance and Annuity Company, ReliaStar Life Insurance Company, PIMCO
Variable Insurance Trust and Allianz Global Investors Distributors LLC dated as of
May 1, 2004 ·Incorporated by reference to Post-Effective Amendment No. 51 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on May 23, 2008.

(8.96)	Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance
Trust (the “Trust”), ING Life Insurance and Annuity Company and ReliaStar Life
Insurance Company (Administrative) ·Incorporated by reference to Post-Effective
Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 11, 2005.
(8.97)	First Amendment dated August 15, 2007 to Services Agreement between PIMCO
Variable Insurance Trust, ING Life Insurance and Annuity Company and ReliaStar
Life Insurance Company dated as of May 1, 2004 ·Incorporated by reference to Post-
Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on May 23, 2008.
(8.98)	Services Agreement effective as of May 1, 2004 between Pacific Investment
Management Company LLC (“PIMCO”), ING Life Insurance and Annuity Company
and ReliaStar Life Insurance Company ·Incorporated by reference to Post-Effective
Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 11, 2005.
(8.99)	First Amendment dated August 15, 2007 to Services Agreement between Pacific
Investment Management Company LLC (“PIMCO”), ING Life Insurance and Annuity
Company, ReliaStar Life Insurance Company and Allianz Global Investors
Distributors LLC effective as of May 1, 2004 ·Incorporated by reference to Post-
Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on May 23, 2008.
(8.100)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
March 11, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar
Life Insurance Company, ReliaStar Life Insurance Company of New York, ING
Financial Advisers, LLC and PIMCO Advisors Distributors LLC ·Incorporated by
reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on April 15, 2009.
(8.101)	(Retail) First Amendment entered into as of December 31, 2003 to Selling and
Services Agreement and Fund Participation Agreement between ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, ING Financial Advisers, LLC and PIMCO Advisors
Distributors LLC dated as of March 11, 2003 ·Incorporated by reference to Post-
Effective Amendment No. 55 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 15, 2009.
(8.102)	(Retail) Second Amendment entered into as of July 1, 2005 to Selling and Services
Agreement and Fund Participation Agreement between ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, ING Financial Advisers, LLC and PIMCO Advisors
Distributors LLC dated as of March 11, 2003 and amended on December 31, 2003 ·
Incorporated by reference to Post-Effective Amendment No. 55 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on April 15, 2009.

(8.103)	(Retail) Third Amendment entered into as of October 1, 2008 to Selling and Services
Agreement and Fund Participation Agreement between ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, ING Financial Advisers, LLC, ING USA Annuity and Life
Insurance Company and Allianz Global Investors Distributors LLC (formerly known as PIMCO Advisors Distributors LLC) dated as of March 11, 2003 and amended on
December 31, 2003 and July 1, 2005 ·Incorporated by reference to Post-Effective
Amendment No. 55 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on April 15, 2009.
(8.104)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. ·Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
139695), as filed on July 6, 2007.
(8.105)	Participation Agreement made and entered into as of July 1, 2001 by and among
Pioneer Variable Contracts Trust, Aetna Life Insurance and Annuity Company,
Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 27 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(8.106)	Amendment No. 1 is made and entered into as of May 1, 2004 to Participation
Agreement between Pioneer Variable Contracts Trust and ING Life Insurance and
Annuity Company f/k/a Aetna Life Insurance and Annuity Company, Pioneer
Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated July 1, 2001 ·
Incorporated by reference to Post-Effective Amendment No. 40 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 13, 2005.
(8.107)	Amendment No. 2 is made and entered into as of August 15, 2007 to Participation
Agreement between Pioneer Variable Contracts Trust, ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Pioneer Investment Management, Inc. and Pioneer Funds
Distributor, Inc. made and entered into as of July 1, 2001 and as amended on May 1,
2004 ·Incorporated by reference to Post-Effective Amendment No. 2 to Registration
Statement on Form N-4 (File No. 333-139695), as filed on December 21, 2007.
(8.108)	Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between Pioneer Investment Management Shareholder Services, Inc., ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. ·Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on June 15, 2007.

(8.109)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
December 29, 2006 by and among ING Life Insurance and Annuity Company, ING
Financial Advisers, LLC, Ameriprise Financial Services, Inc. and RiverSource
Service Corporation ·Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11,
2008.
(8.110)	(Retail) First Amendment dated July 1, 2007 by and among Ameriprise Financial
Services, Inc., RiverSource Service Corporation, RiverSource Distributors, Inc., ING
Life Insurance and Annuity Company and ING Financial Advisers, LLC •
Incorporated by reference to Post-Effective Amendment No. 5 to Registration
Statement on Form N-4 (File No. 333-130822), as filed on April 9, 2009.
(8.111)	(Retail) Second Amendment dated January 1, 2009 by and among ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING Financial Advisers,
LLC, RiverSource Service Corporation and RiverSource Distributors, Inc., •
Incorporated by reference to Post-Effective Amendment No. 5 to Registration
Statement on Form N-4 (File No. 333-130822), as filed on April 9, 2009.
(8.112)	(Retail) Side Letter dated March 26, 2009 and effective June 12, 2009 to Selling and
Services Agreement and Fund Participation Agreement dated December 29, 2006 by and among ING Life Insurance and Annuity Company, ING Institutional Plan
Services, LLC, ING Financial Advisers, LLC, RiverSource Corporation and
RiverSource Distributors, Inc. ·Incorporated by reference to Post-Effective
Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on December 18, 2009.
(8.113)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between RiverSource Service Corporation, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. ·Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11,
2008.
(8.114)	Selling and Services Agreement and Fund Participation Agreement dated September
26, 2005 by and among ING Life Insurance and Annuity Company, ING Financial
Advisers, LLC and Columbia Management Distributors, Inc. • Incorporated by
reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4
(File No. 333-130822), as filed on April 11, 2008.
(8.115)	First Amendment dated April 1, 2008 to Selling and Services and Fund Participation
Agreement effective as of September 26, 2005 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Columbia Management
Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December
15, 2008.

(8.116)	Second Amendment dated February 18, 2009 by and among ING Life Insurance and
Annuity Company, ING Institutional Plan Services, LLP, ING Financial Advisers,
LLC, Columbia Management Distributors, Inc. and Columbia Management Services,
Inc. to the Selling and Services Agreement and Fund Participation Agreement dated as of September 26, 2005 and amended on April 1, 2008 • Incorporated by reference to
Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No.
333-130822), as filed on April 9, 2009.
(8.117)	Fund Participation Agreement effective as of May 1, 2004 between Wanger Advisors
Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity
Company, and ReliaStar Life Insurance Company ·Incorporated by reference to Post-
Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 11, 2005.
(8.118)	Service Agreement with Investment Adviser effective as of May 1, 2004 between
Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity
Company, ING Insurance Company of America, and ReliaStar Life Insurance
Company ·Incorporated by reference to Post-Effective Amendment No. 38 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11,
2005.
(8.119)	First Amendment dated May 7, 2007 to Fund Participation Agreement effective as of
May 1, 2004 between Columbia Wanger Asset Management, LP, Wanger Advisors
Trust, ING Life Insurance and Annuity Company and ReliaStar Life Insurance
Company ·Incorporated by reference to Post-Effective Amendment No. 53 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18,
2008.
(8.120)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Life Insurance Company and Systematized Benefits
Administrators Inc. ·Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27,
2007.
(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13.1)	Powers of Attorney
(13.2)	Authorization for Signatures ·Incorporated by reference to Post-Effective
Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-75986), as
filed on April 12, 1996.

Item 25. Directors and Officers of the Depositor*
Name and Principal	Positions and Offices with
Business Address	Depositor
Catherine H. Smith[1]	President and Director
Thomas J. McInerney[1]	Director and Chairman
Donald W. Britton[2]	Director
Robert G. Leary[3]	Director
Ewout L. Steenbergen[3]	Director, Executive Vice President and Chief
Financial Officer
Lynne R. Ford[3]	Executive Vice President
Michael S. Smith[4]	Director
Steven T. Pierson[2]	Senior Vice President and Chief Accounting Officer
Sue A. Collins[1]	Senior Vice President and Chief Actuary
Boyd G. Combs[2]	Senior Vice President, Tax
Brian D. Comer[1]	Senior Vice President
Ralph R. Ferraro[1]	Senior Vice President
Mark B. Kaye[4]	Senior Vice President
Richard T. Mason[1]	Senior Vice President
Shaun P. Mathews[5]	Senior Vice President
Timothy T. Matson[1]	Senior Vice President
David S. Pendergrass[2]	Senior Vice President and Treasurer
Stephen J. Preston[4]	Senior Vice President
Ronald R. Barhorst[1]	Vice President
Bradley E. Barks[2]	Vice President

Name and Principal Business Address M. Bishop Bastien 980 Ninth Street Sacramento, CA 95814

Jeoffrey A. Block[6] Dianne Bogoian[1]

Mary A. Broesch[4] Cynthia M. Brooks[2] Kevin P. Brown[1] Anthony V. Camp[1] Kevin L. Christensen[6] Nancy D. Clifford[1]

Ida I. Colon[1] Matthew L. Condos[1] Patricia M. Corbett[6] Kimberly Curley[7] William Delahanty[2] Joseph Elmy[2] Patricia L. Engelhardt[1] Ronald E. Falkner[1] John P. Foley[2] Julie A. Foster[6] Molly A. Garrett[1] Robert A. Garrey[1] Lisa S. Gilarde[1]

Positions and Offices with Depositor Vice President

Vice President Vice President

Vice President and Actuary Vice President Vice President Vice President Vice President Vice President

Vice President and Chief Compliance Officer Vice President and Actuary Vice President Vice President and Actuary Vice President Vice President, Tax Vice President Vice President, Corporate Real Estate Vice President, Investments Vice President Vice President Vice President Vice President

Name and Principal	Positions and Offices with
Business Address	Depositor
Brian K. Haendiges[1]	Vice President
Daniel P. Hanlon[1]	Vice President
Terry D. Harrell	Vice President
7695 N. High Street
Columbus, OH 43235
Christine Hurtsellers[2]	Vice President
Mark E. Jackowitz	Vice President
22 Century Hill Drive, Suite 101
Latham, NY 12110
William S. Jasien	Vice President
12701 Fair Lakes Circle, Ste. 470
Fairfax, VA 22033
David A. Kelsey[1]	Vice President
Kenneth E. Lacy[2]	Vice President
Richard K. Lau[4]	Vice President and Actuary
William H. Leslie, IV1	Vice President and Actuary
Frederick C. Litow[2]	Vice President
Laurie A. Lombardo[1]	Vice President
William L. Lowe[1]	Vice President
Alan S. Lurty[4]	Vice President
Christopher P. Lyons[2]	Vice President, Investments
Gilbert E. Mathis[2]	Vice President, Investments
Gregory R. Michaud[2]	Vice President, Investments
Paul L. Mistretta[2]	Vice President
Pamela L. Mulvey[1]	Vice President
Brian J. Murphy[1]	Vice President

Name and Principal	Positions and Offices with
Business Address	Depositor
Michael J. Murphy[4]	Vice President
Todd E. Nevenhoven[6]	Vice President
Tracey Polsgrove[1]	Vice President and Actuary
Deborah J. Prickett[6]	Vice President
Robert A. Richard[1]	Vice President
Linda E. Senker[4]	Vice President, Compliance
Spencer T. Shell[2]	Vice President, Assistant Treasurer and Assistant
Secretary
Frank W. Snodgrass	Vice President
9020 Overlook Blvd.
Brentwood, TN 37027
Christina M. Starks	Vice President
2000 21st Avenue NW
Minot, North Dakota 58703
Carl P. Steinhilber[1]	Vice President
Sandra L. Stokley[6]	Vice President
Alice Su4	Vice President and Actuary
Lisa A. Thomas[1]	Vice President and Appointed Actuary
Eugene M. Trovato[1]	Vice President
Mary A. Tuttle[7]	Vice President
William J. Wagner[7]	Vice President
Kurt W. Wassenar[2]	Vice President, Investments
Christopher R. Welp[6]	Vice President
Mary Bebe Wilkinson[3]	Vice President
Kristi L. Wohlwend[6]	Vice President, Compliance
Scott N. Shepherd[1]	Actuary

Name and Principal	Positions and Offices with
Business Address	Depositor
Joy M. Benner[8]	Secretary
Armand Aponte[3]	Assistant Secretary
Eric G. Banta[7]	Assistant Secretary
Jane A. Boyle[1]	Assistant Secretary
Linda H. Freitag[2]	Assistant Secretary
Beth Halberstadt[9]	Assistant Secretary
Daniel F. Hinkel[2]	Assistant Secretary
Joseph D. Horan[2]	Assistant Secretary
Megan A. Huddleston[1]	Assistant Secretary
Rita J. Kummer[2]	Assistant Secretary
Susan A. Masse[1]	Assistant Secretary
Terri W. Maxwell[2]	Assistant Secretary
James M. May, III[2]	Assistant Secretary
James Mayer[9]	Assistant Secretary
Tina M. Nelson[8]	Assistant Secretary
Melissa A. O’Donnell[8]	Assistant Secretary
Randall K. Price[7]	Assistant Secretary
Patricia M. Smith[1]	Assistant Secretary
Susan M. Vega[8]	Assistant Secretary
Diane I. Yell[10]	Assistant Secretary
Terry L. Owens[2]	Tax Officer
James H. Taylor[2]	Tax Officer
* These individuals may also be directors and/or officers of other affiliates of the Company.

1	The principal business address of these directors and these officers is One Orange Way
	Windsor,	Connecticut 06095.
2	The principal business address of this director and these officers is 5780 Powers Ferry Road,
	N.	W., Atlanta, Georgia 30327.
3	The principal business address of these directors and these officers is 230 Park Avenue,
	New	York, New York 10169.
4	The principal business address of this director and these officers is 1475 Dunwoody Drive,
	West	Chester, Pennsylvania 19380-1478.
5	The principal business address of this officer is 10 State House Square, Hartford,
	Connecticut	06103.
6	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa
50309.
7	The principal business address of these officers is 1290 Broadway, Denver, Colorado
80203.
8	The principal business address of these officers is 20 Washington Avenue South,
	Minneapolis,	Minnesota 55401.
9	The principal business address of these officers is One Heritage Drive, North Quincy,
	Massachusetts	02171-2105.
10	The principal address of this officer is 100 Washington Square, Minneapolis, Minnesota
55401.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 28 to Registration
Statement on Form N-6 for Select*Life Variable Account of ReliaStar Life Insurance Company
(File No. 033-57244), as filed with the Securities and Exchange Commission on April 6, 2010.

Item 27. Number of Contract Owners

As of February 28, 2010, there were 637,155 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C of ING Life Insurance and Annuity
Company.

Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to
Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of
CGS regarding indemnification of officers, employees and agents of Connecticut corporations.
These statutes provide in general that Connecticut corporations incorporated prior to January 1,
1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-
775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(3); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to
Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, ING America
Insurance Holdings, Inc. maintains Professional Liability and fidelity bond insurance policies issued by an international insurer. The policies cover ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling financial interest of 50% or more. These policies include the principal underwriter, as well as the depositor and any/all assets under the care, custody and control of ING America Insurance Holdings, Inc.
and/or its subsidiaries. The policies provide for the following types of coverage: errors and omissions/professional liability, employment practices liability and fidelity/crime.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

(a) In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Annuity Account B of ILIAC, Variable Annuity Account I of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).
(b)	The following are the directors and officers of the Principal Underwriter:

Name and Principal Business Address Ronald R. Barhorst 4225 Executive Square La Jolla, California 92037

Randall L. Ciccati[1]

Brian D. Comer[1] William Wilcox[1] Boyd G. Combs[2] Daniel P. Hanlon[1] William Jasien[3] M. Bishop Bastien 980 Ninth Street Sacramento, CA 95814

Nancy B. Bocella[1] Dianne Bogoian[1] Anthony V. Camp, Jr.[1] Mary Kathleen Carey-Reid[1] Nancy D. Clifford[1]

Positions and Offices with Principal Underwriter Director and President

Director

Director and Senior Vice President Director Senior Vice President, Tax Senior Vice President Senior Vice President Vice President

Vice President Vice President Vice President Vice President Vice President

Name and Principal	Positions and Offices with
Business Address	Principal Underwriter

Chris Cokinis[4]	Vice President
William P. Elmslie	Vice President
New York, New York
Joseph J. Elmy[2]	Vice President, Tax
Brian K. Haendiges[1]	Vice President
Bernard P. Heffernon	Vice President
10740 Nall Ave., Ste. 120
Overland Park, KS 66211
Mark E. Jackowitz	Vice President
22 Century Hill Dr., Ste 101
Latham, NY 12110
Dave Kaherl[1]	Vice President
David Kelsey[1]	Vice President
Barbara Kesterson[4]	Vice President
Christina Lareau[1]	Vice President
George D. Lessner, Jr.	Vice President
Richardson, Texas
Katherine E. Lewis	Vice President
2675 N Mayfair Road, Ste. 501
Milwaukee, WI 53226
David J. Linney	Vice President
2900 N. Loop W., Ste. 180
Houston, TX 77092
Frederick C. Litow[2]	Vice President
Mark R. Luckinbill	Vice President
2841 Plaza Place, Ste. 210
Raleigh, NC 27612
Richard T. Mason[1]	Vice President
Pamela L. Mulvey[1]	Vice President
Brian J. Murphy[1]	Vice President

Name and Principal	Positions and Offices with
Business Address	Principal Underwriter
Scott T. Neeb	Vice President
4600 Ulster Street
Denver, CO 80237
David Pendergrass[2]	Vice President and Treasurer
Ethel Pippin[1]	Vice President
Michael J. Pise[1]	Vice President
Spencer T. Shell[2]	Vice President and Assistant Treasurer
Frank W. Snodgrass	Vice President
150 4th Ave., N., Ste. 410
Nashville, TN 37219
Christina M. Starks	Vice President
2000 21st Avenue NW
Minot, North Dakota 58703
Carl P. Steinhilber[1]	Vice President
S. Bradford Vaughan, Jr.	Vice President
601 Union St., Ste. 810
Seattle, WA 98101
Judeen T. Wrinn[1]	Vice President
Nancy S. Stillman[1]	Assistant Vice President
William Wilcox[1]	Chief Compliance Officer
Kristin H. Hultgren[1]	Chief Financial Officer
Joy M. Benner[5]	Secretary
John Cecere[1]	Assistant Secretary
Tina M. Nelson[5]	Assistant Secretary
Melissa A. O’Donnell[5]	Assistant Secretary
Randall K. Price[5]	Assistant Secretary
Susan M. Vega[5]	Assistant Secretary

Name and Principal		Positions and Offices with
Business Address		Principal Underwriter

Glenn A. Black[2]		Tax Officer

Terry L. Owens[2]		Tax Officer

James H. Taylor[2]		Tax Officer

1	The principal business address of these directors and these officers is One Orange Way,
Windsor, Connecticut 06095-4774.
2	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta,
Georgia 30327.
3	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470,
Fairfax, Virginia 22033.
4	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa
50309.
5	The principal business address of these officers is 20 Washington Avenue South,
Minneapolis, Minnesota 55401.

(c)	Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)

Name of	Net Underwriting	Compensation
Principal	Discounts and	on Redemption	Brokerage
Underwriter	Commissions	or Annuitization	Commissions	Compensation*

ING Financial				$44,259,566.54
Advisers, LLC

*	Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of ING Life Insurance and Annuity
Company during 2009.

Item 30.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are maintained by ING Life Insurance and Annuity Company at One Orange Way,
Windsor, Connecticut 06095-4774 and at ING Americas at 5780 Powers Ferry Road, Atlanta,
Georgia 30327-4390.

Item 31.	Management Services

Not applicable

Item 32. Undertakings

Registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;
(b)	to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and
(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Council of Life Insurance; SEC No-Action letter, [1988 WL 1235221 *13 (S.E.C.)].

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant,
Variable Annuity Account C of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its
Registration Statement on Form N-4 (File No. 333-134760) and has duly caused this Post-Effective
Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of
Windsor, State of Connecticut, on the 9th day of April, 2010.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
(Registrant)

	By:	ING LIFE INSURANCE AND ANNUITY
COMPANY
(Depositor)

	By:	Catherine H. Smith*
Catherine H. Smith
President
(principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 8 to the
Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title			Date

Catherine H. Smith*	President and Director		)
Catherine H. Smith	(principal executive officer))
)
Thomas J. McInerney*	Director and Chairman		)	April
Thomas J. McInerney			)	9, 2010
)
Donald W. Britton*	Director		)
Donald W. Britton			)
)
Robert G. Leary*	Director		)
Robert G. Leary			)
)
Ewout L. Steenbergen*	Director, Executive Vice President and Chief Financial		)
Ewout L. Steenbergen	Officer		)
)
Michael S. Smith*	Director		)
Michael S. Smith			)
)

Steven T. Pierson*	Senior Vice President and Chief Accounting Officer	)
Steven T. Pierson		)

By: /s/Michael A. Pignatella
Michael A. Pignatella
*Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT C
EXHIBIT INDEX
Exhibit No.	Exhibit
24(b)(9)	Opinion and Consent of Counsel
24(b)(10)	Consent of Independent Registered Public Accounting Firm
24(b)(13.1)	Powers of Attorney